File Numbers 002-97564

811-04294

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Post-Effective Amendment Number	☒	43

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment Number	☒	364

VARIABLE ANNUITY ACCOUNT

(formerly Minnesota Mutual Variable Annuity Account)

(Exact Name of Registrant)

MINNESOTA LIFE INSURANCE COMPANY

(formerly The Minnesota Mutual Life Insurance Company)

(Name of Depositor)

400 ROBERT STREET NORTH, ST. PAUL, MINNESOTA 55101-2098

(Address of Depositor’s Principal Executive Offices) (Zip Code)

(651) 665-3500

(Depositor’s Telephone Number, Including Area Code)

Renee D. Montz, Esq.

Senior Vice President, Secretary and

General Counsel

Minnesota Life Insurance Company

400 Robert Street North

St. Paul, Minnesota 55101-2098

(Name and Address of Agent for Service)

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)

☒	on April 29, 2022 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(i)

☐	on (date) pursuant to paragraph (a)(i)

☐	75 days after filing pursuant to paragraph (a)(ii)

☐	on (date) pursuant to paragraph (a)(ii) of Rule 485.

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED

Variable Annuity Contracts

Variable Annuity Contract Prospectus

Flexible Payment and Single Payment Variable Annuity Contracts

of Minnesota Life’s Variable Annuity Account

Combination Fixed and Variable Annuity Contracts for Personal Retirement Plans

Minnesota Life Insurance Company

(“Minnesota Life”)

400 Robert Street North

St. Paul, Minnesota 55101-2098

Telephone: 1-844-878-2199

https://www.securian.com

This Prospectus describes individual, single and flexible payment, variable annuity contracts (the “Contract(s)”) offered by Minnesota Life Insurance Company. The contracts may be used in connection with all types of personal retirement plans. They may also be used apart from those plans.

You may invest your contract values in our Variable Annuity Account or our General Account.

Your contract’s accumulation value and the amount of each variable annuity payment will vary in accordance with the performance of the Fund investment portfolio(s) you select. You bear the entire investment risk for amounts you allocate to those portfolios.

Additional information about certain investment products, including variable annuities, has been prepared by the SEC’s staff and is available at www.investor.gov.

This Prospectus is not valid unless accompanied by a current prospectus of the Fund portfolios shown above.

These securities have not been approved or disapproved by the Securities and Exchange Commission, nor has the Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

This Prospectus should be read carefully and retained for future reference.

The date of this Prospectus and of the Statement of Additional Information is: April 29, 2022.

This Prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. No dealer, salesman, or other person is authorized to give any information or make any representations in connection with this offering other than those contained in the Prospectus, and, if given or made, such other information or representations must not be relied upon.

Special Terms

As used in this Prospectus, the following terms have the indicated meanings:

Accumulation Unit: an accounting device used to determine the value of a contract before annuity payments begin.

Accumulation Value: the sum of your values under a contract in the General Account and in the Variable Annuity Account.

Annuitant: the person who may receive lifetime benefits under the contract.

Annuity: a series of payments for life; for life with a minimum number of payments guaranteed; for the joint lifetime of the annuitant and another person and thereafter during the lifetime of the survivor; or for a period certain.

Annuity Unit: an accounting device used to determine the amount of annuity payments.

Code: the Internal Revenue Code of 1986, as amended.

Contract Owner: the owner of the contract, which could be a natural person(s), or by a corporation, trust, or custodial account that holds the contract as agent for the sole benefit of a natural person(s). The owner has all rights under this contract.

Contract Year: a period of one year beginning with the contract date or a contract anniversary.

Fixed Annuity: an annuity providing for payments of guaranteed amounts throughout the payment period.

Fund(s) or Portfolio(s): the mutual funds whose separate investment portfolios we have designated as eligible investments for the Variable Annuity Account. Currently these include the funds or portfolios shown in Appendix A.

General Account: all of our assets other than those in the Variable Annuity Account or in our other separate accounts.

Plan: a tax-qualified employer pension, profit-sharing, or annuity purchase plan under which benefits are to be provided by the contract.

Purchase Payments: amounts paid to us under your contract.

Separate Account: see definition of Variable Annuity Account.

Valuation Date or Valuation Days: each date on which a Fund Portfolio is valued.

Variable Annuity Account: a separate investment account called the Variable Annuity Account. The investment experience of its assets is kept separate from our other assets.

Variable Annuity: an annuity providing for payments varying in amount in accordance with the investment experience of the Fund.

We, Our, Us: Minnesota Life Insurance Company.

You, Your: the contract owner.

Key Information Table

Important Information You Should Consider About the Contract

Fees and Expenses				Location in Prospectus
Charges for Early Withdrawals	If you surrender your contract during the first ten contract years, we will assess a deferred sales charge, which may significantly reduce the surrender value.			Fee Table
The deferred sales charge applies to the total amount withdrawn, including the deferred sales charge. A deferred sales charge of up to 9% may apply to partial withdrawals and surrenders. For example, if you request an early withdrawal within the first ten contract years, you could pay a sales charge of up to $9,000 on a $100,000 investment.

Transaction Charges	In addition to a deferred sales charge, we may assess certain transaction charges.

•  Deduction for any applicable state premium taxes may be made from each Purchase Payment or when Annuity Payments begin. Currently, such taxes range from 0% to 3.5%, depending on applicable law; or

Contract Charges (Premium Taxes) and Description of the Contracts (Transfers)

•  There currently is no charge for a transfer. However, we reserve the right to charge up to $10 per transfer if you make more than 12 transfers in any single contract year.

In addition, we reserve the right to assess a $100 fee to cover administrative costs associated with an exchange, if you exchange from another contract to this one.

Ongoing Charges and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. You should refer to your contract schedule pages for information about the specific fees you will pay each year based on the options you have elected.			Fee Table
	Annual Fee	Minimum	Maximum
	Base Contract	1.25% (as a percentage of average account value)	1.40% (as a percentage of average account value)

	Investment Options (Portfolio Company Fees and Expenses)	0.44% (as a percentage of Portfolio assets)	1.44% (as a percentage of Portfolio assets)

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add surrender charges that substantially increase costs.

Fees and Expenses		Location in Prospectus
Lowest Annual Cost: $1,551	Highest Annual Cost: $2,469
Assumes:	Assumes:
• Investment of $100,000	• Investment of $100,000
• 5% annual appreciation	• 5% annual appreciation
• Least expensive combination of Contract Classes and Portfolio Company fees and expenses	• Most expensive combination of Contract Classes, optional benefits, and Portfolio Company fees and expenses
• No sales charges	• No sales charges
• No additional purchase payments, transfers or withdrawals	• No additional purchase payments, transfers or withdrawals

	Risks	Location in Prospectus
Risk of Loss	You have the risk that you can lose money by investing in the contract.	Principal Risks of Investing in the Contract
Not a Short-Term Investment	The contract is not a short-term investment and is not appropriate for contract owners who need ready access to cash. The contract is designed as a long-term investment that provides for the accumulation of Contract Value. The contract contains costs and expenses that may, in the short term, reduce the value of the contract. Further, purchasing this contract as a short-term investment could result in substantial fees if the contract is surrendered during the deferred sales charge period.	Principal Risks of Investing in the Contract
Risks Associated with Investment Options	The Contract Value, to the extent invested in a Sub-Account, is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the contract. Each investment option, including any of the Variable Annuity Account or General Account will each have its own unique risks. The contract owner should review these investment options before making an investment in the contract.	Principal Risks of Investing in the Contract

	Risks	Location in Prospectus
Insurance Company Risks	An investment in the contract is subject to the risks related to Minnesota Life. Obligations (including under the General Account) and guarantees provided by the insurance company as to the benefits promised in the contract are subject to the claims paying ability of the insurance company. Information about Minnesota Life, and its financial strength ratings, are available upon request. You may call us at 844-878-2199 for additional information or visit our website at https://www.securian.com/about-us/ratings.	Principal Risks of Investing in the Contract
	Restrictions	Location in Prospectus
Investments	There are restrictions that may limit the investments that the contract owner may choose.	Transfers

•  We reserve the right to impose a $10 charge for each transfer when transfer requests exceed 12 in a single contract year. Currently, this fee is waived.

•  We reserve the right to remove or substitute Portfolio Companies as investment options.

	Taxes	Location in Prospectus
Tax Implications

You should consult with a tax professional to determine the tax implications of an investment in and payments received under the contract. There is no additional tax benefit if the contract is purchased through a tax-qualified plan or individual retirement account (IRA). Full and partial surrenders could be subject to ordinary income tax and may also be subject to tax penalties.

Federal Tax Status
	Conflicts of Interest	Location in Prospectus
Investment Professionals Compensation

We pay broker-dealers that sell our contracts a commission that is based upon the purchase payments submitted to the contract. The amount may vary based on a number of different factors, including the charge structure of the selected contract, the age of the Owner at the time the purchase payment generating the commission is paid, and whether Annuity Payments will begin within twelve months of the date the contract is issued.

Contract Charges (Commissions)

	Conflicts of Interest	Location in Prospectus

The broker-dealers, in turn, pay their registered representatives all or a portion of that commission for the sale. We may also pay broker-dealers additional amounts in the form of revenue sharing and marketing allowances for the sale of our contracts. These broker-dealers and their registered representatives may have a financial incentive to offer or recommend the contract over another investment.

Exchanges	Some registered representatives may have a financial incentive to offer you a new contract in place of the one you may already own. You should only exchange your existing contract if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable for you to purchase the new contract rather than continue your existing contract.	Description of the Contracts (1035 Exchanges or Replacements)

An Overview of Contract Features

Purpose of the Contract

The purpose of the contract is to help you with your long-term retirement planning or other long-term needs through investments in a variety of investment options during the accumulation phase. The contract also offers death benefits to protect your designated beneficiaries. Through the annuity feature, the contract can supplement your retirement income by providing a stream of annuity payments. This contract may be appropriate if you have a long investment time horizon. It is not intended for people who may need to make early or frequent withdrawals or intend to engage in frequent trading in the Portfolios.

Contract Phases and Investment Options

The contract has two principal phases: an accumulation phase and an annuity payment phase.

Accumulation Phase

The accumulation phase is the period between the date the contract became effective (the “Contract Date”) and the date you start receiving annuity payments under your contract (the “Annuity Commencement Date”).

During the accumulation phase, your Contract Value may grow or decrease depending on the performance of the investment options you have selected; and

During the accumulation phase, you may allocate your Contract Value among the various Sub-Accounts, each of which invests in a corresponding Portfolio that has its own investment strategies, investment adviser(s), expense ratios, and returns, and the General Account.

Additional information about each Portfolio is provided in Appendix A to this Prospectus, “Portfolio Companies Available Under the Contract.”

Annuity Payment Phase

The annuity payment phase, sometimes called the payout phase, begins on the Annuity Commencement Date and is the period during which you receive regular annuity payments from your contract according to the annuity option you choose; and

Once you begin receiving annuity payments, you may no longer be able to take additional withdrawals subject to certain exceptions.

Common Questions and Answers About the Variable Annuity Contracts

What investment options are available for the Variable Annuity Account?

Purchase payments allocated to the Variable Annuity Account are invested exclusively in shares of one or more Portfolios. We reserve the right to add, combine or remove other eligible funds.

There is no assurance that any Portfolio will meet its objectives. Detailed information about the investment objectives and policies of the Portfolios can be found in the current prospectus for each Fund, which are attached to this prospectus. You should carefully read the Fund’s prospectus before investing in the contract.

Can you change the Portfolio selected?

Yes. You may change your allocation of future purchase payments by giving us written notice, or a telephone call notifying us of the change. Before annuity payments begin, you may transfer all or a part of your accumulation value from one Portfolio to another and/or the General Account. After annuity payments begin, you may instruct us to transfer amounts held as annuity reserves among the variable annuity sub-accounts, subject to some restrictions. During the annuity period, annuity reserves may be transferred only from a variable annuity to a fixed annuity. Currently no charges are imposed on transfers between portfolios, however we reserve the right to impose such charges in the future.

What charges are associated with the contracts?

We deduct a daily charge equal to an annual rate of 1.25% for mortality and expense risk guarantees. We reserve the right to increase the charge to not more than 1.40%.

We deduct a deferred sales charge on contract withdrawals, surrenders and some annuity elections during the first ten contract years for expenses relating to the sale of the contracts. The amount of any deferred sales charge is deducted from the accumulation value.

Under the flexible payment variable annuity contract, the amount of deferred sales charge, as a percentage of the amount surrendered, withdrawn or applied to provide an annuity, decreases uniformly during the first ten contract years from an initial charge of 9% to no charge after ten contract years.

Under the single payment variable annuity contract, the amount of the deferred sales charge, as a percentage of the amount surrendered, withdrawn or applied to provide an annuity, decreases uniformly during the first ten contract years from an initial charge of 6% to no charge after ten contract years.

The deferred sales charge is not applicable to some partial withdrawals from the contracts. Also, there is no deferred sales charge on amounts paid in the event of the death of the owner and the accumulation value is applied to provide annuity payments under an option where benefits are expected to continue for a period of at least five years.

We may also deduct any applicable premium taxes (currently such taxes range from 0.0% to 3.5%) depending upon applicable law.

We reserve the right to impose a charge on transfers between portfolios, however no charge is currently imposed. We also reserve the right to assess a $100 fee to cover administrative costs associated with an exchange, if you exchange from another contract to this one.

Can you make partial withdrawals from the contract?

Yes. You may make withdrawals of the accumulation value of your contract before an annuity begins. Your request for a partial withdrawal must be in writing on a Minnesota Life form.

Partial withdrawals are generally subject to the deferred sales charge. However, if withdrawals during the first calendar year are equal to or less than 10% of the purchase payments made during the first year and, if in subsequent calendar years they are equal to or less than 10% of the accumulation value at the end of the previous calendar year, the deferred sales charge will not apply to those partial withdrawals. The deferred sales charge described above will apply to all withdrawal amounts which exceed 10% of that accumulation value in any calendar year. In addition, a penalty tax on the amount of the taxable distribution may be assessed upon withdrawals from variable annuity contracts in certain circumstances including distributions made prior to the owner’s attainment of age 59 1/2.

Do you have a right to cancel the contract?

Yes. You may cancel the contract any time within ten days of your receipt of the contract by returning it to us or your agent. In some states, the free look period may be extended. In California, the free look period is extended to 30 days’ time. These rights are subject to change and may vary among the states.

Is there a guaranteed death benefit?

Yes. The single payment and flexible payment variable annuity contract each have a guaranteed death benefit if you die before annuity payments have started. The death benefit in the case of the single payment contract shall be equal to the greater of:

•	the amount of the accumulation value payable at death; or

•	the amount of the total purchase payments paid to us during the first year as consideration for this contract, less all contract withdrawals.

The death benefit in the case of the flexible payment contract shall be equal to the greater of:

•	the amount of the accumulation value payable at death; or

•	the amount of the total purchase payments paid to us, less all contract withdrawals.

What annuity options are available?

The annuity options available are:

•	a life annuity;

•	a life annuity with a period certain of 120 months, 180 months or 240 months;

•	a joint and last survivor annuity; and

•	a period certain annuity.

Each annuity option may be elected as a variable annuity or a fixed annuity or a combination of the two. Other annuity options may be available from us on request.

What if the owner dies?

If you die before payments begin, we will pay the contract accumulation value or total purchase payments, less withdrawals, to the beneficiary. If the annuitant dies after annuity payments have begun, we will pay whatever death benefit may be called for by the annuity option selected.

If the owner of this contract is other than a natural person, such as a trust, we will pay a death benefit of the accumulation value to the named beneficiary on the death of the annuitant if death occurs before annuity payments begin.

What voting rights do you have?

Contract owners and annuitants will be able to direct us as to how to vote shares of the Funds held for their contracts where shareholder approval is required by law in the affairs of the Funds.

Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the contract. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses that you will pay at the time that you buy the contract surrender or make withdrawals from the contract or transfer contract value between investment options. State premium taxes may also be deducted. See “Premium Taxes” for more information.

Transaction Expenses

Sales Load Imposed on Purchases

(as a percentage of purchase payments)                        None

Deferred Sales Charge

•	Deferred sales charges may apply to withdrawals, partial surrenders and surrenders

(as a percentage of each purchase payment)

Single Payment Deferred Variable Annuity Contract: 6% decreasing uniformly by .05% for each of the first 120 months from the contract date.

Flexible Payment Deferred Variable Annuity Contract: 9% decreasing uniformly by .075% for each of the first 120 months from the contract date.

Transfer Fee*

Maximum Charge: $10 for both the Single Payment and Flexible Payment Deferred Variable Annuity Contracts

Current Charge: None

*	(We reserve the right to impose a $10 charge for each transfer when transfer requests exceed 12 in a single contract year. Currently this fee is waived.)

The next table describes the fees and expenses that you will pay each year during the time that you own the contract (not including portfolio company fees and expenses).

Annual Contract Expenses

Maximum Base Contract Expenses (as a percentage of account value): We reserve the right to increase the base contract fee to no more than 1.40% for both the Single Payment Deferred Variable Annuity Contract and the Flexible Deferred Variable Annuity Contract.

Current Base Contract Expenses (as a percentage of average account value): 1.25% for both the Single Payment Deferred Variable Annuity Contract and Flexible Deferred Variable Annuity Contract.

The next item shows the minimum and maximum total operating expenses charged by the Portfolio Companies that you may pay periodically during the time that you own the

Contract. A complete list of Portfolio Companies available under the Contract, including their annual expenses, may be found at Appendix A.

	Minimum	Maximum
Total Annual Portfolio Company Operating Expenses	0.44%	1.44%
(expenses that are deducted from portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)

Example

This example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual contract expenses, and Annual Portfolio Company Expenses.

The Example assumes that you invest $100,000 in the contract for the time periods indicated. The Example also assumes that your Investment has a 5% return each year and uses the maximum guaranteed base contract expense. It also assumes the most expensive combination of Annual Portfolio Company Expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

MultiOption Single

	If you surrendered your contract at the end of the applicable time period				If you annuitize at the end of the available time period or you do not surrender your contract
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Maximum Separate Account Expenses
Maximum Portfolio Expenses	$8,321	$13,049	$18,036	$31,713	$2,871	$8,799	$14,986	$31,663

MultiOption Flex

	If you surrendered your contract at the end of the applicable time period				If you annuitize at the end of the available time period or you do not surrender your contract
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Maximum Separate Account Expenses
Maximum Portfolio Expenses	$11,046	$15,174	$14,986	$31,663	$2,871	$8,799	$14,986	$31,663

The examples contained in these tables should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

Principal Risks of Investing in the Contract

There are risks associated with investing in this contract. The principal risks described below may affect your contract’s performance. You should carefully consider these risks in investing in the contract.

Risk of Loss: You may lose money by investing in the contract. Contract Value invested in the Variable Annuity Account is not guaranteed and any amounts can, and will, vary based on the performance of the portfolios.

Not a Short-Term Investment: The contract is not a short-term investment and is not appropriate for contract owners who need ready access to cash or who may have high liquidity needs. This contract is designed as a long-term investment that provides for the accumulation of Contract Value. Contract fees and expenses may, in the short-term, reduce the value of the contract.

Limitations on Access to Contract Value Through Withdrawals: You should be mindful of the effect of purchasing this contract as a short-term investment, including the potential application of a deferred sales charge on an early surrender of the contract. The deferred sales charge may be as high as 9% and can drastically reduce the amount available to withdraw in early years of the contract.

Risks Associated with Investment Options: The Contract Value, to the extent invested in a Sub-Account, is subject to the risk of poor investment performance and can vary depending on the performance of the portfolios available with this contract. Each investment option, including any of the Variable Annuity Account Sub-Accounts or the General Account will each have its own unique risks.

Insurance Company Risks: The fixed account is part of our General Account. Our General Account consists of all assets owned by us other than those in the Variable Annuity Account and any other separate accounts which we may establish. Investors look to the financial strength of the insurance company for its insurance guarantees. Guarantees provided by the insurance company as to the benefits promised in the contract are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may default on its obligations under those guarantees. Information about Minnesota Life, and its financial strength ratings, are available upon request. You may call us at 844-878-2199 for additional information or visit our website at www.securian.com/about-us/ratings.

Adverse Tax Consequences: You should consult with a tax professional to determine the tax implications of an investment in and payments received under the contract. There is no additional tax benefit if the contract is purchased through a tax-qualified plan or individual retirement account (IRA). Full and partial surrenders could be subject to ordinary income tax and may also be subject to tax penalties.

General Information

Minnesota Life Insurance Company

We are Minnesota Life Insurance company (“Minnesota Life”), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company (“Minnesota Mutual”), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, The Minnesota Mutual Life Insurance Company reorganized by forming a mutual insurance holding company named “Minnesota Mutual Companies, Inc.” The Minnesota Mutual Life Insurance Company continued its corporate existence following conversion to a Minnesota stock life insurance company named “Minnesota Life Insurance Company” (“Minnesota Life”). All of the shares of the voting stock of Minnesota Life are owned by a second tier intermediate stock holding company named “Securian Financial Group, Inc.”, which in turn is a wholly-owned subsidiary of a first tier intermediate stock holding company named “Securian Holding Company”, which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc. Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: 1-844-878-2199, internet address: www.securian.com. We are licensed to engage in life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico.

Variable Annuity Account

We established the Variable Annuity Account on September 10, 1984, in accordance with Minnesota law. The separate account is registered as a “unit investment trust” with the Securities and Exchange Commission under the Investment Company Act of 1940.

The assets of the Variable Annuity Account are not chargeable with liabilities arising out of any other business which we may conduct. The investment performance of the Variable Annuity Account is entirely independent of both the investment performance of our General Account and our other separate accounts. All obligations under the contracts are general corporate obligations of Minnesota Life.

The Variable Annuity Account has sub-accounts to which you may allocate purchase payments. Each sub-account invests in shares of a corresponding portfolio of the Funds. Additional sub-accounts may be added at our discretion.

The Portfolios

Information regarding each portfolio including its name, investment objective, investment adviser and any sub-investment adviser, current expenses, and performance is available in the appendix to this prospectus. Each portfolio has issued a prospectus that contains more detailed information about the portfolio, including discussion of the Portfolio’s investment techniques and risks associated with its investments. No assurance can be given that a portfolio will achieve its investment objective. You should carefully read these prospectuses before investing in the contract. Please contact us by calling 844-878-2199 to receive a copy of the portfolio prospectuses. If you received a summary prospectus for a portfolio, please call the number provided above to obtain a copy of the full portfolio prospectus.

Voting Rights

We will vote Fund shares held in the Variable Annuity at shareholder meetings of the Funds. We will vote shares attributable to contracts in accordance with instructions received from contract owners with voting interests in each sub-account of the Variable Annuity Account. We will vote shares for which no instructions are received and shares not attributable to contracts in the same proportion as shares for which instructions have been received. The number of votes for which a contract owner may provide instructions will be calculated separately for each sub-account of the Variable Annuity Account. If, applicable laws should change so that we may be allowed to vote shares in our own right, then we may elect to do so.

During the accumulation period you hold the voting interest in each contract. The number of votes is reached by dividing the accumulation value of the contract attributable to each sub-account by the net asset value per share of the Fund shares held by that sub-account.

During the annuity period the annuitant holds the voting interest in each contract. The number of votes is reached by dividing the reserve for each contract allocated to each sub-account by the net asset value per share of the Fund shares held by that sub-account. After an annuity begins, the votes for contract will decrease as the reserves decrease. In determining any voting interest, we count fractional shares.

We will notify you or the annuitant of a Fund shareholders’ meeting if the contract has shares to vote. We will also send proxy materials and a form of instruction so that you can instruct us about voting.

Contract Charges

Sales Charges

No sales charge is deducted from any purchase payment made for this contract at the time of its receipt. However, when a contract’s accumulation value is reduced by a withdrawal, or surrender, a deferred sales charge may be deducted. This is for expenses related to the sale of the contracts.

The sales charge is deducted from the remaining accumulation value of the contract except in the case of a surrender, where it reduces the amount paid to you. We will deduct the sales charge proportionally from the fixed and variable accumulation value of the contract.

The amount of the deferred sales charge, shown as a percentage of the accumulation value withdrawn, follows. Percentages are shown as of the contract date and the end of each of the first ten contract years. The percentages decrease uniformly each month for 120 months from the contract date.

	Deferred Sales Charge
Beginning of Contract Year	Flexible Payment Variable Annuity Contract	Single Payment Variable Annuity Contract
1	9.0%	6.0%
2	8.1	5.4
3	7.2	4.8
4	6.3	4.2
5	5.4	3.6
6	4.5	3.0
7	3.6	2.4
8	2.7	1.8
9	1.8	1.2
10	0.9	0.6
11	0	0

No deferred sales charge is deducted from the accumulation value withdrawn if:

•	the withdrawal occurs after a contract has been in force for at least ten contract years,

•

withdrawals during the first calendar year are equal to or less than 10% of the purchase payments and, if in subsequent calendar years they are equal to or less than 10% of the accumulation value at the end of the previous calendar year,

•	the withdrawal is on account of the annuitant’s death, or

•	the withdrawal is for the purpose of providing annuity payments under an option where payments are expected to continue for at least five years.

•	the amount is withdrawn because of an excess contribution to a tax-qualified contract (including for example IRAs and tax sheltered annuities);

•

for contracts issued 5 or more years ago, and amounts withdrawn and applied to the purchase of our SecureOption Acclaim annuity contract, a single payment, deferred fixed annuity contract, with a market value adjustment.

If withdrawals in a calendar year exceed 10% of those purchase payments or accumulation value, the sales charge applies to the amount of the excess withdrawal.

The deferred sales charge is designed to compensate us for the distribution expenses of the contract. To the extent that sales expenses are not recovered from the sales load, we will recover them from our other assets or surplus including profits from mortality and expense risk charges.

Base Contract Expense

We assume the mortality risk under the contracts by our obligation to continue to make monthly annuity payments, in accordance with the annuity rate tables and other provisions in the contracts, regardless of how long that annuitant lives or all annuitants live. This assures an annuitant that neither the annuitant’s own longevity nor an improvement in life expectancy generally will have an adverse effect on the monthly annuity payments received under the contract. This charge may otherwise be referred to as the mortality and expense risk charge. Our expense risk is the risk that charges under the contracts will be inadequate to cover our expenses. This charge is deducted daily during both the accumulation phase and the annuity phase of the contract.

For assuming these risks, we currently make a deduction from the Variable Annuity Account at the annual rate of 1.25%. We reserve the right to increase the charge to not more than 1.40%. If these deductions are insufficient to cover our actual costs, then we will absorb the resulting losses. If the deductions prove to be more than sufficient after the establishment of any contingency reserves deemed prudent or as required by law, any excess will be profit (or “retained earnings”) to us. Some or all of such profit may be used to cover any distributions costs not recovered through the deferred sales charge.

Premium Taxes

Deduction for any applicable state premium taxes may be made from each purchase payment or at the commencement of annuity payments. (Currently, such taxes range from 0.0% to 3.5%, depending on the applicable law.) An amount withdrawn from the contract may be reduced by any premium taxes not previously deducted.

Commissions

Commissions paid to broker-dealers, and indirectly to registered representatives (including registered representatives of Securian Financial), will vary depending on a number of different factors, including the charge structure of the selected contract, the age of the contract owner at the time the purchase payment generating the commission is paid, and whether annuity payments will begin within twelve months of the date the contract is issued. Subject to these factors, all broker-dealers are paid base commissions for the sale of contracts pursuant to a standard schedule of broker-dealer commissions. These base commissions may be paid in the form of a front-end commission calculated as a percentage of purchase payments, an asset-based (or “trail”) commission calculated as a percentage of contract value, or a combination of both. The maximum front-end base commission is 4.75% of purchase payments. We do not pay any additional compensation on the sale or exercise of any of the contract’s optional benefit riders offered.

Portfolio Company Charges

There are deductions from and expenses paid out of the assets of the Portfolio companies that are described in the prospectuses of those Portfolios.

Description of the Contracts

Types of Contracts Offered

(a)	Single Payment Variable Annuity Contract

This type of contract may be used in connection with a pension or profit-sharing plan under which plan contributions have been accumulating. It may be used in connection with a plan which has previously been funded with insurance or annuity contracts. It may be used under state deferred compensation plans or individual retirement annuity programs. It may also be purchased by individuals not as a part of any qualified plan. The contract provides for a fixed or variable annuity to begin at some future date with the purchase payment made either in a lump sum or in a series of payments in a single contract year.

(b)	Flexible Payment Variable Annuity Contract

This type of contract may be used in connection with all types of plans, state deferred compensation plans or individual retirement annuities adopted by or on behalf of individuals. It may also be purchased by individuals not as a part of any plan. The contract provides for a variable annuity or a fixed annuity to begin at some future date with the purchase payments for the contract to be paid prior to the annuity commencement date in a series of payments flexible in respect to the date and amount of payment.

Purchase Payment Allocation Options

Your purchase payments may be allocated to a portfolio of the Variable Annuity Account or the General Account. The Variable Annuity Account invests in one or more portfolios. There are no interest or principal guarantees on your contract values in the Variable Annuity Account. In the General Account, your purchase payments receive certain interest and principal guarantees.

Ownership, Annuitants, and Beneficiaries

Owner

You, as the owner, have all the rights under the contract, both before and after the annuity commencement date. The owner is designated on the contract date. You may change the owner at any time, but the new owner must meet our issue requirements in effect on the date we receive your written request to change the owner. If the owner, who is not also the annuitant, dies on or after the annuity commencement date, the beneficiary will become the new owner.

Qualified Contracts can only have one owner. Non-Qualified contracts can be owned by up to two natural owners. If a contract has joint owners, the joint owners have equal ownership rights and both must authorize any exercising of those ownership rights unless otherwise permitted by us.

Annuitant

The annuitant is the natural person(s) upon whose life annuity payment benefits will be determined under the contract. The annuitant’s life may also be used to determine the value of death benefits and to determine the Maturity Date. You can change the annuitant on an individually owned non-qualified contract at any time before the annuity commencement date, but you cannot change the annuitant if the owner is not a natural person, such as a trust, corporation or similar entity. If the annuitant is not the owner and dies prior to the annuity commencement date, the owner may name a new annuitant if the owner is a natural person. If a new annuitant is not named, the youngest owner will become the annuitant. If the owner is not a natural person and the annuitant dies prior to the annuity commencement date, the death will be treated as the death of the owner, as further described in the section of this Prospectus entitled “Death Benefits”.

You may name a joint annuitant, whose life, together with the annuitant’s, Annuity Payment benefits will be determined under the contract.

Designating different persons as owner(s) and annuitant(s) can have important impacts on whether a death benefit is paid, and on who receives it. You should consult your financial professional for assistance in designating and changing owners and annuitants.

Beneficiary

The person, persons or entity designated by you to receive any death benefit proceeds payable on the death of any owner prior to the annuity commencement date; or to receive any remaining annuity payments payable on the death of the annuitant after the annuity commencement date. The beneficiary will be the first person on the following list who is alive on the date of death: a surviving owner (if any), the primary (class 1) beneficiary, the secondary (class 2) beneficiary or, if none of the above is alive, your estate.

If the owner dies on or after the annuity commencement date, the beneficiary will become the new owner.

1035 Exchanges or Replacements

If you are considering the purchase of this contract with the proceeds of another annuity or life insurance contract, also referred to as a “Section 1035 Exchange” or “Replacement”, it may or may not be advantageous to replace your existing contract with this contract. You should compare both contracts carefully. You may have to pay surrender charges on your old contract and there is a deferred sales charge period for this contract. In addition, the charges for this contract may be higher (or lower) and the benefits or investment options may be different from your old contract. You should not exchange another contract for this one unless you determine, after knowing all of the facts, that the exchange is in your best interest. For additional information regarding the tax impact in Section 1035 Exchanges, see “Federal Tax Status—Section 1035 Exchanges.”

Transfers

Values may be transferred between our General Account and the Variable Annuity Account or among the sub-accounts of the Variable Annuity Account. You may effect transfers or change allocation of future purchase payments by written request, telephone transfer or by any other method we make available. We will make the transfer on the basis of accumulation unit values next determined after receipt of your request at our home office. With the exception of transfers from the General Account (see below), there is no dollar amount limitation on transfers. No deferred sales charge will be imposed on such transfers. In addition, there is no charge for transfers, though we reserve the right to impose a charge of up to $10 for transfers occurring more frequently than once per month. Unless stated otherwise, the same conditions and procedures that apply to written requests apply to telephone or internet requests.

Telephone services are automatically available to you. We have procedures designed to provide reasonable assurance that telephone authorizations including any faxed requests, are genuine. To the extent that we do not have procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We require contract owners, or persons authorized by them to provide identifying information to us, we record telephone instruction conversations and we provide you with written confirmations of your telephone or faxed transactions.

During periods of marked economic or market changes, you may experience difficulty making a telephone request due to the volume of telephone calls. If that occurs, you should consider submitting a written request while continuing to attempt your transaction request.

Systematic transfer arrangements may be established among the sub-accounts of the Variable Annuity Account. They may begin on the 10th or 20th of any month. If a transfer cannot be completed on that date, it will be made on the next available transfer date. Systematic transfers will be made on a monthly, quarterly, semi-annual or annual basis and will remain active until the applicable sub-account is depleted, in the absence of specific instructions otherwise. These arrangements are limited to a maximum of 20 sub-accounts. They will not affect the current allocation of future purchase payments. There will be no charge for systematic transfers.

One type of systematic transfer arrangement offered for certain contracts is known as automatic portfolio rebalancing (“APR”). You may elect APR on a quarterly, semi-annual or annual basis. They will be treated as instructions for transfers to and from various sub-accounts. APR will not affect the current allocation of future purchase payments and is not limited to a maximum or minimum number of sub-accounts. There is no charge for APR transactions. APRs are processed on the 25th of each month (or next available date after if the 25th is not a valuation date).

Transfers from the General Account to the Variable Annuity Account will be limited to a single transfer during any calendar year to an amount not to exceed 20% of the General Account accumulation value at the time of the transfer request. However, in the case of General Account accumulation values of $1000 or less, we will allow a one-time transfer of the entire accumulation value amount from the General Account to the sub-accounts of the Variable Annuity Account. If you have a systematic transfer arrangement with us, you may transfer current interest earnings or a specified amount from the General Account on a monthly, quarterly, semi-annual or annual basis. The maximum initial amount transferred may not exceed 10% of your current General Account accumulation value at the time of the transfer request. For contracts where the General Account accumulation value has increased during the year because of transfers into the General Account, or because of additional purchase payments made after the transfer program has been established, systematic transfers will be allowed to the extent of the greater of the current transfer amount of 10% of the then current General Account accumulation value. We reserve the right to alter such transfer restrictions, even if you have established a systematic transfer out of the General Account, but will do so only upon prior written notice to you.

Market Timing and Disruptive Trading

This contract is not designed to be used as a vehicle for frequent trading (i.e., transfers) in response to short-term fluctuations in the securities markets, often referred to generally as “market timing.” Market timing activity and frequent trading in your contract can disrupt the efficient management of the underlying portfolios and their investment strategies, dilute the value of portfolio shares held by long-term shareholders, and increase portfolio expenses (including brokerage or other trading costs) for all portfolio shareholders, including long-term contract owners invested in affected portfolios who do not generate such expenses. It is the policy of Minnesota Life to discourage market timing and frequent transfer activity, and, when Minnesota Life becomes aware of such activity, to take steps to attempt to minimize the effect of frequent trading activity in affected portfolios. You should not purchase this contract if you intend to engage in market timing or frequent transfer activity.

We have developed policies and procedures to detect and deter market timing and other frequent transfers, and we will not knowingly accommodate or create exceptions for contract owners engaging in such activity. We employ various means to attempt to detect and deter market timing or other abusive transfers. However, our monitoring may be unable to detect all harmful trading nor can we ensure that the underlying portfolios will not suffer disruptions or increased expenses attributable to market timing or abusive transfers resulting from other insurance carriers which invest in the same portfolios. In addition, because market timing can only be detected after it has occurred to some extent, our policies to stop market timing activity do not go into effect until after we have identified such activity.

We reserve the right to restrict the frequency of — or otherwise modify, condition or terminate — any transfer method(s). Your transfer privilege is also subject to modification if we determine, in our sole discretion, that the exercise of the transfer privilege by one or more contract owners is or would be to the disadvantage of other contract owners. Any new restriction that we would impose will apply to your contract without regard to when you purchased it. We also reserve the right to implement, administer, and charge you for any fees or restrictions, including redemption fees that may be imposed by an underlying portfolio attributable to transfers in your contract. We will consider one or more of the following factors:

•	the dollar amount of the transfer(s);

•	whether the transfers are part of a pattern of transfers that appear designed to take advantage of market inefficiencies;

•	whether an underlying portfolio has requested that we look into identified unusual or frequent activity in a portfolio;

•	the number of transfers in the previous calendar quarter;

•

whether the transfers during a quarter constitute more than two “round trips” in a particular portfolio. A round trip is a purchase into a portfolio and a subsequent redemption out of the portfolio, without regard to order.

In the event your transfer activity is identified as disruptive or otherwise constitutes a pattern of market timing, you will be notified in writing that your transfer privileges will be restricted in the future if the activity continues. Upon our detecting further prohibited activity, you will be notified in writing that your transfer privileges are limited to transfer requests delivered via regular U.S. mail only. No fax, voice, internet, courier or express delivery requests will be accepted. The limitations for the transfer privileges in your contract will be permanent.

None of these limitations apply to transfers under systematic transfer programs such as automatic portfolio rebalancing.

Speculative Investing

Do not purchase this Contract if you plan to use it, for speculation, arbitrage, viatication or any other type of collective investment scheme. Your Contract may not be traded on any stock exchange or secondary market. By purchasing this contract you represent and warrant that you are not using this Contract, for speculation, arbitrage, viatication or any other type of collective investment scheme.

General Account

The interests of contract owners arising from the allocation of purchase payments or the transfer of contract values to our General Account are not registered under the Securities Act of 1933. We are not registered as an investment company under the Investment Company Act of 1940. Accordingly, such interests are not subject to the provisions of those acts that would apply if registration under such acts was required. Therefore, the General Account is not described here.

Modification of the Contracts

Your contract may be modified at any time by written agreement between you and us. However, no modification will adversely affect the rights of an annuitant under the contract unless the modification is made to comply with a law or government regulation. You will have the right to accept or reject the modification. This right of acceptance or rejection is limited for contracts used as individual retirement annuities.

Changes to the Separate Account – Additions, Deletions or Substitutions

We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the sub-accounts of the Variable Annuity Account. If investment in a Fund should no longer be possible or if we determine it becomes inappropriate for these contracts, we may substitute another Fund for a sub-account. Substitution may be with respect to existing accumulation values, future purchase payments and future annuity payments.

We may also establish additional sub-accounts in the Variable Annuity Account. We reserve the right to add, combine or remove any sub-accounts of the Variable Annuity Account. Each additional sub-account will purchase shares in a different Fund. Sub-accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant such action. We will use similar considerations in determining whether to eliminate one or more of the sub-accounts of the Variable Annuity Account. The addition of any investment option will be made available to existing contract owners on any basis we may determine.

We also reserve the right, when permitted by law, to de-register the Variable Annuity Account under the Investment Company Act of 1940, to restrict or eliminate any voting rights of the contract owners, and to combine the Variable Annuity Account with one or more of our other separate accounts.

The Fund serves as the underlying investment medium for amounts invested in life insurance company separate accounts funding both variable life insurance policies and variable annuity contracts

(mixed funding), and as the investment medium for such policies and contracts issued by both Minnesota Life and other affiliated and unaffiliated life insurance companies (shared funding). Shared funding also occurs when the Fund is used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either: (i) the owners of variable life insurance policies and variable annuity contracts to invest in the Fund at the same time, or (ii) the owners of such policies and contracts issued by different life insurance companies to invest in the Fund at the same time or (iii) participating qualified plans to invest in shares of the Fund at the same time as one or more life insurance companies. Neither the Fund nor Minnesota Life currently foresees any disadvantage, but if the Fund determines that there is any such disadvantage due to a material conflict of interest between such policy owners and contract owners, or between different life insurance companies, or between participating qualified plans and one or more life insurance companies, or for any other reason, the Fund’s Board of Directors will notify the life insurance companies and participating qualified plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified plans may be required to sell Fund shares with respect to certain groups of policy owners or contract owners, or certain participants in participating qualified plans, in order to resolve any conflict. The life insurance companies and participating qualified plans will bear the entire cost of resolving any material conflict of interest.

Assignment

If the contract is sold in connection with a tax-qualified program, (including employer sponsored employee pension benefit plans, tax-sheltered annuities and individual retirement annuities,)

•

your or the annuitant’s interest may not be assigned, sold, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose, and

•	to the maximum extent permitted by law, benefits payable under the contract shall be exempt from the claims of creditors.

If the contract is not issued in connection with a tax-qualified program, any person’s interest in the contract may be assigned during the lifetime of the annuitant.

We will not be bound by any assignment until we have recorded written notice of it at our home office. We are not responsible for the validity of any assignment. An assignment will not apply to any payment or action made by us before it was recorded. Any proceeds which become payable to an assignee will be payable in a single sum. Any claim made by an assignee will be subject to proof of the assignee’s interest and the extent of the assignment.

Deferment of Payment

Whenever any payment under a contract is to be made in a single sum, payment will be made within seven days after the date such payment is called for by the terms of the contract, except as payment may be subject for postponement for:

(a)

any period during which the New York Stock Exchange is closed other than customary weekend and holiday closings, or during which trading on the New York Stock Exchange is restricted, as determined by the Securities and Exchange Commission;

(b)

any period during which an emergency exists as determined by the Commission as a result of which it is not reasonably practical to dispose of securities in the Fund or to fairly determine the value of the assets of the Fund; or

(c)	such other periods as the Commission may by order permit for the protection of the contract owners.

Participation

The contracts are non-participating. Contracts issued prior to October 1, 1998 were participating. The amounts, if any, that will be distributable under participating contracts in the future will be determined by us and credited to the contracts on a basis we determine. We do not anticipate dividend payments.

Material Contract Variations by State

State	Rider or Feature	Availability or Variation
Montana	Annuitization Rates	The contract is issued on a unisex basis and all annuitization rates will be calculated on a unisex basis.

Annuitization Benefits and Options

Annuity Payments

When you elect annuity payments to commence, or annuitize, you elect to convert your contract value into a stream of payments. This is sometimes referred to as the “payout” phase of your contract. You may choose a fixed or variable annuitization, or a combination of both. You may annuitize your entire contract or a portion of your contract. In the event you annuitize only a portion of your contract, your contract value will be reduced by the amount you annuitize. If you choose a partial annuitization in a non-qualified contract with a life contingent option or a period certain of 10 years or more, the cost basis in the contract will be allocated pro rata between each portion of the contract. You may wish to consult with your tax advisor in the event you choose a partial annuitization with an option that is not a life contingent option or period certain of less than 10 years as the tax treatment under the Internal Revenue Code is unclear. Values will be allocated at your direction to our fixed account for purposes of providing a fixed annuity payment and to the sub-accounts of the variable annuity account for purposes of providing variable annuity payments. You also need to elect an annuity option, which is described below.

If you choose a variable annuitization, annuity payments are determined by several factors:

(a)	the Assumed Investment Return (AIR) and mortality table specified in the contract,

(b)	the age and gender of the annuitant and any joint annuitant,

(c)	the type of annuity payment option you select, and

(d)	the investment performance of the portfolios you select.

The amount of the variable annuity payments will not be affected by adverse mortality experience or by an increase in our expenses in excess of the expense deductions described in the contract. The annuitant will receive the value of a fixed number of annuity units each month. The value of those units, and thus the amounts of the monthly annuity payments will, however, reflect investment gains and losses and investment income of the portfolios. In other words, the annuity payments will vary with the investment experience of the assets of the portfolios you select. The dollar amount of payment determined for each sub-account will be aggregated for purposes of making payments.

Electing the Retirement Date and Annuity Option

You must notify us in writing at least 30 days before annuity payments are to begin. Under the contract, if you do not make an election for an annuity commencement date, annuity payments will begin automatically on the maturity date. Unless you have agreed with us to change your maturity date, the maturity date is as set forth in your contract or in an endorsement to the contract. In general, it is the first of the month on or following the oldest annuitant’s 95th birthday. You may elect an earlier annuity commencement date, as permitted by your contract.

Currently, it is our practice to await your instructions before beginning to pay annuity payments and we may allow you to extend the annuity commencement or maturity date stated in your contract. However, we reserve the right, in our sole discretion, to refuse to extend your annuity commencement date or the maturity date, regardless of whether we may have granted extensions in the past to you or other similarly situated contract owners. There may be adverse tax consequences for delaying the maturity date. See the section of this Prospectus entitled “Federal Tax Status” for further description of these risks.

The contract permits an annuity payment to begin on the first day of any month. The minimum first annuity payment whether on a variable or fixed dollar basis must be at least $50 for the payment frequency elected. If the first annuity payment would be less than $50, we may fulfill our obligation by paying in a single sum the surrender value of the contract. The maximum amount which may be applied to provide a fixed annuity under the contract without our prior consent is $2,000,000.

Annuity Options

The contract provides for four annuity options. Any one of them may be elected if permitted by law. Each annuity option may be elected on either a variable annuity or a fixed annuity basis, or a combination of the two. We may make other annuity options available on request. Except for variable annuity payment under Option 4, once annuity payments have commenced you cannot surrender an annuity benefit and receive a single sum settlement in lieu thereof. If you fail to elect an annuity option, and your entire contract value is in the fixed account(s), a fixed annuity will be provided and the annuity option will be a life annuity with cash refund. If a portion of your contract value is allocated to the variable sub-accounts, a fixed and/or variable annuity will be provided proportionate to the allocation of your available value and the annuity option will be Option 2A, a life annuity with a period certain of 120 months, unless a shorter period certain is needed to meet IRS requirements.

Optional Annuity Forms

Option 1 — Life Annuity This is an annuity payment option which is payable monthly during the lifetime of the annuitant and it terminates with the last scheduled payment preceding the death of the annuitant. This option offers the maximum monthly payment (of those options which involve a life contingency) since there is no guarantee of a minimum number of payments or provision for a death benefit for beneficiaries. It would be possible under this option for the annuitant to receive only one annuity payment if he or she died prior to the due date of the second annuity payment, two if he or she died before the due date of the third annuity payment, etc. Once this annuity payment option is elected, no further withdrawals of contract value are permitted.

Option 2 — Life Annuity with a Period Certain of 120 Months (Option 2A), 180 Months (Option 2B), or 240 Months (Option 2C) This is an annuity payment option which is payable monthly during the lifetime of the annuitant, with the guarantee that if the annuitant dies before payments have been made for the period certain elected, payments will continue to the beneficiary during the remainder of the period certain. If the beneficiary so elects at any time during the remainder of the period certain, the present value of the remaining guaranteed number of payments, based on the then current dollar amount of one such payment and using the same interest rate which served as a basis for the annuity, shall be paid in a single sum to the beneficiary.

Option 3 — Joint and Last Survivor Annuity This is an annuity payment option which is payable monthly during the joint lifetime of the annuitant and a designated joint annuitant and continuing thereafter during the remaining lifetime of the survivor. Under this option there is no guarantee of a minimum number of payments or continuation of payments to beneficiaries. If this option is elected, the contract and payments shall then be the joint property of the annuitant and the designated joint annuitant. It would be possible under this option for both annuitants to receive only one annuity payment if they both died prior to the due date of the second annuity payment, two if they died before the due date of the third annuity payment, etc. Once this annuity payment option is elected, no further withdrawals of contract value are permitted.

Option 4 — Period Certain Annuity This is an annuity payment option which is payable monthly for a period certain of 10 to 20 years, as you choose; our consent is required for any other period of years. At any time prior to the annuitant’s death, the annuitant may elect to withdraw the commuted value of any portion of the remaining annuity payments as determined by Minnesota Life. Redemption requests for any period certain annuity may not be less than the minimum contract withdrawal amount. Commutation prior to death is not available on any amounts in the fixed account(s).

If the annuitant dies before all payments have been made for the period certain elected, payments will continue to the beneficiary during the remainder of the period certain, or be commuted to a present value as determined by Minnesota Life and paid as either a single sum or applied to effect a life annuity under Option 1 or Option 2, at the beneficiary’s election.

Transfer of Annuity Reserves

Annuity reserves are the measure of assets attributable to the contracts and held during the annuity period. During the annuity period amounts held as annuity reserves may be transferred among the variable annuity sub-accounts. Annuity reserves may also be transferred from a variable annuity to a fixed annuity during this time. The change must be made by a written request. The annuitant and joint annuitant, if any, must make such an election.

There are restrictions to such a transfer. The transfer of an annuity reserve amount from any sub-account must be at least equal to $5,000 or the entire amount of the reserve remaining in that sub-account; annuity payments must have been in effect for a period of 12 months before a change may be made; such transfers can be made only once every 12 months; and the written request for an annuity transfer must be received by us more than 30 days in advance of the due date of the annuity payment subject to the transfer. Upon request, we will provide you with annuity reserve amount information by sub-account.

A transfer will be made on the basis of annuity unit values. The number of annuity units from the sub-account being transferred will be converted to a number of annuity units in the new sub-account. The annuity payment option will remain the same and cannot be changed. After this conversion, a number of annuity units in the new sub-account will be payable under the elected option. The first payment after conversion will be of the same amount as it would have been without the transfer. The number of annuity units will be set at that number of units which are needed to pay that same amount on the transfer date.

When we receive a request for the transfer of variable annuity reserves, it will be effective for future annuity payments. The transfer will be effective and funds actually transferred in the middle of the month prior to the next annuity payment affected by your request. We will use the same valuation procedures to determine your variable annuity payment that we used initially. However, if your annuity is based upon annuity units in a sub-account which matures on a date other than the stated annuity valuation date, then your annuity units will be adjusted to reflect sub-account performance in the maturing sub-account and the sub-account to which reserves are transferred for the period between annuity valuation dates.

Amounts held as reserves to pay a variable annuity may also be transferred to a fixed annuity during the annuity period. However, the restrictions which apply to annuity sub-account transfers will apply in this case as well. The amount transferred will then be applied to provide a fixed annuity amount. This amount will be based upon the adjusted age of the annuitant and any joint annuitant at the time of the transfer. The annuity payment option will remain the same. Amounts paid as a fixed annuity may not be transferred to a variable annuity.

When we receive a request to make such a transfer to a fixed annuity, it will be effective for future annuity payments. The transfer will be effective and funds actually transferred in the middle of the month prior to the next annuity payment. We will use the same fixed annuity pricing methodology at the time of transfer that we use to determine an initial fixed annuity payment. Contracts with this transfer feature may not be available in all states.

Benefits

The following table provides information regarding the benefits available with your contract. The table details: (1) the name of the benefit; (2) its purpose; (3) whether the benefit is standard or optional; (4) the maximum fee associated with the benefit, if applicable, and (5) a brief description of any restrictions or limitations associated with the benefit.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit	Provides a death benefit to your designated beneficiaries should you die prior to Annuity Payments beginning	Standard	N/A	None

Death Benefits

Before Annuity Payments Begin

The contracts provide that in the event of the death of any owner before annuity payments begin, the amount payable at death will be the contract accumulation value determined as of the valuation date coincident with or next following the date due proof of death is received by us at our home office, less any withdrawals. Death proceeds will be paid to the beneficiary designated unless an annuity option is elected. Payment will be made within 7 days after we receive due proof of death. Except as noted below, the entire interest in the contract must be distributed within 5 years of the owner’s death.

The single payment and flexible payment variable annuity contract each have a guaranteed death benefit if you die before annuity payments have started. The death benefit for the single payment contract shall be equal to the greater of:

•	the amount of the accumulation value payable at death; or

•	the amount of the total purchase payments paid to us during the first 12 months as consideration for this contract, less all contract withdrawals.

The death benefit in the case of the flexible payment contract shall be equal to the greater of:

•	the amount of the accumulation value payable at death; or

•	the amount of the total purchase payments paid to us less all contract withdrawals.

If the owner of this contract is other than a natural person, such as a trust, we will pay a death benefit of the accumulation value to the beneficiary on the death of any annuitant, if death occurs before annuity payments begin.

After Annuity Payments Begin

If the owner dies on or before the date on which annuity payments begin, we will pay the death benefit to the designated beneficiary. If the designated beneficiary is a person other than the owner’s spouse, that beneficiary may elect an annuity option measured by a period not longer than that beneficiary’s life expectancy only so long as annuity payments begin not later than one year after the owner’s death. If there is no designated beneficiary, then the entire interest in a contract must be distributed within five years after the owner’s death. If the annuitant dies after annuity payments have begun, any payments received by a non-spouse beneficiary must be distributed at least as rapidly as under the method elected by the annuitant as of the date of death.

Note that changes made in the Setting Every Community Up For Retirement Act of 2019 (“SECURE Act”) may not allow the beneficiary of a qualified retirement or individual retirement annuity contract to elect to take payments over the beneficiary’s lifetime after the death of the owner, annuitant or participant. The SECURE Act changes were effective as of January 1, 2020. See the “Tax Qualified Programs” section of the prospectus for a more detailed discussion of the SECURE Act changes.

If any portion of your contract is payable to your designated beneficiary who is also your surviving spouse that spouse shall be treated as the contract owner for purposes of:

•	when payments must begin, and

•	the time of distribution in the event of that spouse’s death.

The value of the death benefit will be determined as of the valuation date coincident with or next following the day we receive due proof of death and any related information necessary. Any amounts due as a death benefit in excess of the accumulation value on the date we receive due proof of death will be directed into the money market sub-account in fulfillment of the death benefit provision of the Contract.

Prior to any election by the beneficiary of a death benefit payment option, amounts held in the contract (including amounts paid or payable by us as a death benefit) shall continue to be affected by the sub-account performance as allocated by the contract owner. The beneficiary has the right to allocate or transfer any amount to any available sub-account option, subject to the same limitations imposed on the contract owner.

Abandoned Property Requirements

Every state has unclaimed property laws that generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract’s maturity date or date the death benefit is due and payable. For example, if the payment of death benefit proceeds has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary, or the beneficiary does not come forward to claim the death benefit proceeds in a timely manner, the death benefit proceeds will be paid to the abandoned property division or unclaimed property office of the applicable state. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit proceeds if your beneficiary steps forward to claim it with the proper documentation.

Purchase Payments

Limitations on Purchase Payments

For the single payment variable annuity contract, the single payment will be deemed to include all purchase payments made within 12 months of the contract date. The amount of an initial purchase payment must be at least $5,000. The amount of any subsequent payment during that 12 month period must be at least $1,000.

Some states, for example, New Jersey, will limit these contracts to a single purchase payment and contracts issued there are so limited.

You choose when to make purchase payments under a flexible payment variable annuity contract. There is no minimum purchase payment amount and there is no minimum amount which must be allocated to any sub-account of the Variable Annuity Account or to the General Account.

Total purchase payments under either contract may not exceed $1,000,000, except with our consent.

We may cancel a flexible payment contract, at our discretion, if no purchase payments are made for a period of two or more full contract years and both: (a) the total purchase payments made, less any withdrawals and associated charges, and (b) the accumulation value of the entire contract, are less than $2,000. If such a cancellation takes place, we will pay you the accumulation value of your contract and we will notify you, in advance, of our intent to exercise this right in our annual report which advises contract owners of the status of their contracts. We will act to cancel the contract ninety days after the contract anniversary unless an additional purchase payment is received before the end of that ninety day period. Contracts issued in some states, for example, New Jersey, do not permit such a cancellation and contracts issued there do not contain this provision.

There may be limits on the maximum contributions to retirement plans that qualify for special tax treatment.

Purchase Payments and Value of the Contract

1. Crediting Accumulation Units

During the accumulation period — the period before annuity payments begin — each purchase payment is credited on the valuation date coincident with or next following the date we receive it at our home office. When the contracts are originally issued, application forms are completed by the applicant and forwarded to our home office. We will review each application form for compliance with our issue criteria and, if it is accepted, we will issue a contract. Applications received without instructions as to allocation will be treated as incomplete.

If the initial purchase payment is accompanied by an incomplete application, that purchase payment will not be credited until the valuation date coincident with or next following the date a completed application is received. We will offer to return the initial purchase payment accompanying an incomplete application if it appears that the application cannot be completed within five business days.

Purchase payments are credited to the contract in accumulation units. We determine the number of accumulation units from each purchase payment by dividing the portion of the purchase payment allocated to each sub-account by the then current accumulation unit value for that sub-account.

The number of accumulation units so determined shall not be changed by any subsequent change in the value of an accumulation unit, but the value of an accumulation unit will vary from valuation date to valuation date to reflect the investment experience of the Funds.

We will determine the value of accumulation units on each day on which the portfolios of the Funds are valued. The net asset value of the Funds’ shares are computed once daily, and, in the case of money market portfolios, after the declaration of the daily dividend, as of the primary closing time for business on the New York Stock Exchange (the primary close of trading is 3:00 p.m. (Central time), but this time may be changed) on each day, Monday through Friday, except:

•	days on which changes in the value of Fund’s portfolio securities will not materially affect the current net asset value of such Fund’s shares,

•	days during which no Fund’s shares are tendered for redemption and no order to purchase or sell Fund’s shares is received by such Fund and,

•	customary national business holidays on which the New York Stock Exchange is closed for trading.

The value of accumulation units will be the same on all purchase payments received by us at our home office on that day prior to the close of the Exchange. Purchase payments received after the close of business of the Exchange will be priced on the next valuation date.

In addition to providing for the allocation of purchase payments to the sub-accounts of the Variable Annuity Account, the contracts allow you to allocate purchase payments to our General Account for accumulation at a guaranteed interest rate.

2. Value of the Contract

The Accumulation Value of the contract at any time before annuity payments begin can be determined by multiplying the number of accumulation units credited to the contract for each sub-account by the current value of an accumulation unit for each respective sub-account. There is no assurance that the total value will equal or exceed the purchase payments made. You will be advised periodically of the number of accumulation units in your contract, the current value of an accumulation unit, and its total value.

3. Accumulation Unit Value

The value of an accumulation unit for each sub-account of the Variable Annuity Account was set at $1.000000 on the first valuation date of the Variable Annuity Account. The value of an accumulation unit on any valuation date thereafter is determined by multiplying

•	the value of an accumulation unit on the immediately preceding valuation date by

•	the net investment factor for the applicable sub-account for the valuation period just ended.

The value of an accumulation unit a day other than a valuation date is its value on the next valuation date.

4. Net Investment Factor for Each Valuation Period

The net investment factor is an index used to measure the investment performance of a sub-account from one valuation period to the next. For any sub-account, the net investment factor for a valuation period is the gross investment rate for such sub-account for the valuation period, less a deduction for the mortality and expense risk charge at the current rate of 1.25% per annum.

The gross investment rate is equal to:

•	the net asset value per share of a portfolio share held in a sub-account of the Variable Annuity Account determined at the end of the current valuation period, plus

•	the per share amount of any dividend or capital gain distribution by the portfolio if the “ex-dividend” date occurs during the current valuation period, divided by

•	the net asset value per share of that portfolio share determined at the end of the preceding valuation period.

The gross investment rate may be positive or negative.

Principal Underwriter

Securian Financial Services, Inc. (“Securian Financial”), an affiliate of Minnesota Life that has the same principal business address, is the principal underwriter of the contract. Securian Financial and other authorized broker-dealers sell contracts through their registered representatives, each of whom is also an insurance agent appointed by Minnesota Life.

Redemptions, Withdrawals and Surrender

Both contracts, provide that before annuity payments begin you may make partial withdrawals in amounts of at least $250. To request a withdrawal or surrender (including 1035 exchanges) you may submit to Annuity Services a fully completed and signed surrender or withdrawal form authorized by Minnesota Life. Additionally, you may also request certain partial withdrawals by telephone.

Unless stated otherwise, the same conditions and procedures that apply to written requests apply to telephone requests including any faxed requests. We require contact owners or persons authorized by them to provide identifying information, we record telephone instruction conversations and we provide you with written confirmations of your telephone or faxed transactions. Minnesota Life will not be liable for any loss, expense, or cost arising out of any requests that we reasonably believe to be authentic.

During periods of marked economic or market changes, you may experience difficulty making a telephone request due to the volume of telephone calls. If that occurs, you should consider submitting a written request while continuing to attempt your transaction request. We also reserve the right to suspend or limit telephone transactions.

If you make a withdrawal, the accumulation value will be reduced by the amount withdrawn and any deferred sales charge. Unless you tell us otherwise, withdrawals will be made from the General Account accumulation value and from the Variable Annuity Account accumulation value in the same proportion. If we have no instructions from you, withdrawals will be made from the sub-accounts on a pro-rata basis.

We will waive the applicable dollar amount limitation on withdrawals where a systematic withdrawal program is in place and such a smaller amount satisfies the minimum distribution requirements of the Code or where the withdrawal is requested because of an excess contribution to a tax-qualified contract. We can only make pro-rata withdrawals from twenty sub-accounts on systematic withdrawals. If you use more than that number, you will have to identify those sub-accounts from which you wish funds taken.

Before annuity payments begin, you may surrender the contract for its surrender value. You will receive in a single sum the accumulation value computed as of the valuation date next following the date of surrender, reduced by any applicable deferred sales charge and the administrative charge. Or you may elect an annuity.

Right of Cancellation or “Free Look”

You should read the contract carefully as soon as it is received. You may cancel the purchase of a contract within ten days after its delivery, for any reason, by giving us written notice at Annuity Services, P.O. Box 64628, St. Paul, MN 55164-0628, of an intention to cancel. If the contract is canceled and returned, we will refund to you the greater of:

•	the accumulation value of the contract, or

•	the amount of purchase payments paid under the contract.

Payment of the requested refund will be made to you within seven days after we receive notice of cancellation.

In some states, the free look period may be extended. In California, the free look period is extended to thirty days’ time. Those rights are subject to change and may vary among the states.

The liability of the Variable Annuity Account is limited to the accumulation value of the contract at the time it is returned for cancellation. Any additional amounts necessary to make our refund to you equal to the purchase payments will be made by us.

Federal Tax Status

Introduction

Our tax discussion in this Prospectus is general in nature and is not intended as tax advice. You should consult a competent tax advisor. We make no attempt to consider any applicable state or other tax laws. In addition, this discussion is based on our understanding of federal income tax laws as they are currently interpreted. We make no representation regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service (“IRS”). The contract may be purchased on a non-tax qualified basis or purchased and used in connection with certain retirement arrangements entitled to special income tax treatment under Section 401(a), 403(b), 408(b), 408A or 457 of the Code. This annuity contract is no longer issued to Section 403(b) Plans effective May 1, 2008. The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments, and on the economic benefit to the contract owner, the annuitant, or the beneficiary(ies) may depend on the tax status of the individual concerned. In U.S. v Windsor, the U.S. Supreme Court held a portion of the Defense of Marriage Act unconstitutional. As a result, same sex couples who are married under applicable state and District of Columbia law will now be treated as spouses under federal law. In Revenue Ruling 2013-17, the U.S. Department of the Treasury (the “Treasury Department”) and the Internal Revenue Services (“IRS”) clarified their position regarding same sex marriages for federal tax purposes. If a couple is married in a jurisdiction that recognizes same sex marriage, that marriage will be recognized for all federal tax purposes regardless of the law in the jurisdiction where they reside.

Furthermore, in Obergeffel v. Hodges, the U.S. Supreme Court ruled that the Fourteenth Amendment to the U.S. Constitution requires the States to license marriages between persons of the same sex and to recognize marriages of same sex couples performed lawfully in other states. The practical effect of this rule is that same sex marriages will now be recognized by the federal government and by each and every state. However, the Treasury Department and IRS did not recognize civil unions or a registered domestic partnerships as marriages for federal tax purposes. Currently, if the state where a civil union or a registered domestic partnership occurred does not recognize the arrangement as a marriage, it is not a marriage for federal tax purposes.

There are specific rules for the taxation of annuity products. In many cases, these rules differ from tax rules which apply to other types of investments. For example, as an illustration of points more fully discussed below, a gain recognized upon a withdrawal from an annuity contract may be taxed differently than the gain on the sale of other types of investments, such as corporate stocks, bonds or mutual funds. The gain in an annuity contract, represented by the difference between the cash value and the sum of the premiums paid into the contract, is taxed as ordinary income. By contrast, the gain on the sale of shares of corporate stock, bonds or mutual funds would be taxed as capital gains based upon the difference between the sale price and the purchase price. Depending upon how long the corporate stock, bonds or mutual funds were held, the owner may be entitled to reduced tax rates applicable to long term capital gains.

For variable annuity contracts, increases in contract values attributable to dividends and interest from underlying investment funds are not currently taxed, but instead the taxation of such gains is deferred until there is a withdrawal, contract surrender, or annuity payments begin, at which time they are taxed as ordinary income (as described above). This favorable treatment allows the value of the contract to remain undiminished and allows the owner to determine the timing of the receipt of taxable income. Note, however, that variable annuity contracts held in Tax Qualified Accounts do not provide any additional tax deferral benefit. A Tax Qualified Account independently provides a tax deferral benefit for gains on all assets held in such an account. By contrast, the owner of a corporate stock, bond or mutual fund held on a non-tax qualified basis who receives dividends or interest, whether in cash or as automatic reinvestments, must report such income as taxable on an annual basis. In some cases, the receipt of dividends from corporate stocks and mutual funds may enjoy favorable tax rates.

This Prospectus makes no representation as to the tax rules which apply to those other types of investments and the discussion which follows makes no comparison of the described insurance product to such other investments. For a complete discussion of matters relating to taxation and the tax impact on your investments or for a comparison of taxation differences between investment products and types, please see your tax advisor.

Taxation of Minnesota Life and the Variable Annuity Account

We are taxed as a “life insurance company” under the Internal Revenue Code. The operations of the Variable Annuity Account form a part of, and are taxed with, our other business activities. Currently, we pay no federal income tax on any investment income received by the Variable Annuity Account or on capital gains arising from the Variable Annuity Account’s activities. The Variable Annuity Account is not taxed as a “regulated investment company” under the Code and we do not anticipate any change in that tax status.

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability may include dividends and foreign tax credits can be material. We do not pass these benefits through to the separate accounts, principally because: (1) the great bulk of the benefits result from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; and (ii) under applicable income tax law, contract owners are not the owners of the assets generating the benefits.

Taxation of Annuity Contracts in General

Section 72 of the Code governs the taxation of nonqualified annuities in general and some aspects of qualified programs. No taxes are generally imposed on increases in the value of a contract until distribution occurs, either in the form of a payment in a single sum or as annuity payments under the annuity option elected. As a general rule, annuity contracts held by an entity (such as a corporation or trust) that is not a natural person are not treated as annuity contracts for federal income tax purposes other than for purposes of the taxation of life insurance companies. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There are exceptions to this general rule for annuity contracts which are held under a plan described in Section 401(a), 403(a), 403(b), 408 or 408A of the Code and for trusts and other entities that hold an annuity contract as an agent for a natural person.

There is also an exception to this general rule for immediate annuity contracts. An immediate annuity contract for these purposes is an annuity (i) purchased with a single premium or annuity consideration, (ii) the annuity starting date of which commences within one year from the date of the purchase of the annuity, and (iii) which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during the annuity period. Corporations, trusts and other similar entities, other than natural persons, seeking to take advantage of this exception for immediate annuity contracts should consult with a tax advisor.

If you do not annuitize your nonqualified contract on or before the maturity date, it is possible that the IRS could challenge the status of your contract as an annuity contract for tax purposes. The result of such a challenge could be that you would be viewed as either constructively receiving the increase in the contract value each year from the inception of the contract or the entire increase in the contract value would be taxable in the year you reach the maturity date. In either situation, you could realize taxable income even if the contract proceeds are not distributed to you at that time. Accordingly, before purchasing a contract, you should consult your tax advisor with respect to these issues.

Diversification Requirements

Section 817(h) of the Code authorizes the Treasury Department to set standards by regulation or otherwise for the investments of the Variable Annuity Account to be “adequately diversified” in order for the contract to be treated as an annuity contract for federal income tax purposes. The diversification requirements of Section 817(h) do not apply to annuity contracts which are held under a plan described in Section 401(a), 403(a), 403(b), 408, 408A or 457(b) of the Code.

The variable annuity account, through the fund portfolios, intends to comply with the diversification requirements prescribed in Regulations Section 1.817-5, which affect how the portfolio’s assets may be invested. Although the investment adviser of Securian Funds Trust is an affiliate of ours, we do not control Securian Funds Trust or the investments of its funds. Nonetheless, we believe that each fund of Securian Funds Trust in which the variable annuity account owns shares will be operated in compliance with the requirements prescribed by the Treasury Department. Contract owners bear the risk that the entire contract could be disqualified as an annuity contract under the Code due to the failure of the Variable Annuity Account to be deemed to be “adequately diversified”.

Ownership Treatment

In connection with its issuance of temporary and proposed regulations under Section 817(h) in 1986, the Treasury Department announced that those regulations did not “provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company to be treated as the owner of the assets in the account” (which would result in the current taxation of the income on those assets to the contract owner). In Revenue Ruling 2003-91, the IRS provided such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Under the contracts in Rev. Rul. 2003-91, there was no arrangement, plan, contract or agreement between an owner and the insurance company regarding the availability of a particular investment option and other than an owner’s right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an investment advisor in its sole and absolute discretion. Rev. Rul. 2003-91 states that the determination of whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.

The Internal Revenue Service has further amplified and clarified its position in Rev. Rul. 2003-91 by issuing new regulations in 2005 and additional Revenue Rulings. Minnesota Life believes that the regulations and additional rulings are meant to clarify the IRS position in Rev. Rul. 2003-91 and that the ownership rights of a contract owner under the contract will not result in any contract owner being treated as the owner of the assets of the Variable Annuity Account. However, Minnesota Life does not know whether the IRS will issue additional guidance that will place restrictions on such ownership rights. Therefore, Minnesota Life reserves the right to modify the contract as necessary to attempt to prevent a contract owner from being considered the owner of a pro rata share of the assets of the Variable Annuity Account.

Taxation of Partial and Full Withdrawals

For payments made in the event of a full surrender of an annuity that is not part of a qualified program, the taxable portion of the amount you receive is generally the amount in excess of the “investment in the contract” (i.e., purchase payments less any amounts previously received from the contract which were not included in income). Amounts withdrawn upon a partial withdrawal from a variable annuity contract that is not part of a qualified program are treated first as taxable income to the extent of the excess of the contract value over the investment in the contract. All taxable amounts received under an annuity contract are subject to tax at ordinary rather than capital gain tax rates.

In the case of a withdrawal under an annuity that is part of a tax-qualified retirement plan, a portion of the amount received is taxable based on the ratio of the “investment in the contract” to the individual’s balance in the retirement plan, generally the value of the annuity. The “investment in the contract” generally equals the portion of any deposits made by or on behalf of an individual under an annuity which was neither deductible when made nor excludable from the gross income of the individual. For annuities issued in connection with qualified plans, the “investment in the contract” can be zero.

Section 1035 Exchanges

An annuity contract may be fully or partially exchanged for another annuity contract in a tax-free exchange under IRC §1035. Historically, the IRS challenged attempts by taxpayers to exchange part of an annuity contract for a new annuity contract (a “Partial Exchange”). IRS rulings over the last several years have allowed annuity contract holders to make Partial Exchanges under certain conditions. If this contract is received in a Partial Exchange or is Partially Exchanged for another annuity contract, withdrawals taken from either annuity contract within 180 days from the date of the Partial Exchange may have adverse tax consequences. You should consult your tax advisor before entering into a Partial Exchange.

Taxation of Annuity Payments

The taxable portion of an annuity payment is generally equal to the excess of the payment over the exclusion amount. In the case of a fixed annuity payment, the exclusion amount is generally determined by a formula that establishes the ratio of the investment in the contract to the expected return under the contract (determined under Treasury Department regulations). In the case of variable annuity payments, the exclusion amount is generally determined by a formula that establishes the ratio of the investment in the contract to the expected number of payments to be made (determined by Treasury Department regulations which take into account the annuitant’s life expectancy and the form of annuity benefit selected). The taxable portion of an annuity payment is taxed at ordinary income rates. Once the total amount of the investment under the contract is excluded using this ratio, annuity payments will be fully taxable.

Taxation of Death Benefit Proceeds

Death benefits paid upon the death of a contract owner generally, are includable in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract, as described above or (2) if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above. For these purposes, the investment in the contract is not affected by the owner’s death. That is, the investment in the contract remains the amount of any purchase payments paid which were not excluded from gross income.

As previously stated elsewhere in this prospectus, the SECURE Act changed death benefit options that are available to beneficiaries of annuity contracts held in qualified plans or IRA’s. Additional discussion of the changes can be found below.

Medicare Tax

Beginning in 2013, distributions from non-qualified annuity contracts will be considered “investment income” for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may apply to some or all of the taxable portion of distributions (e.g., earnings) to individuals whose income exceeds threshold amounts ($200,000 for filing single, $250,000 for married filing jointly, and $125,000 for married filing separately.) Please consult your tax advisor for more information.

Penalty Tax on Premature Distributions

The Code imposes a 10% penalty tax on the taxable portion of certain distributions from annuity contracts. This additional tax does not apply where the payment is made under an immediate annuity contract, as defined above, or:

•	where the taxpayer is 59 1/2 or older,

•	where payment is made on account of the taxpayer’s disability, or

•	where payment is made by reason of the death of the owner, and

•	in certain other circumstances.

The Code also provides an exception to the penalty tax for distributions, in periodic payments, of substantially equal installments (not less frequently than annually), where they are made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and beneficiary. For qualified plans, this exception to the 10% additional tax applies only if payments begin after separation from service.

For some types of qualified plans, other tax penalties may apply to certain distributions.

Aggregation of Contracts

For purposes of determining a contract owner’s gross income, the Code provides that all nonqualified deferred annuity contracts issued by the same company (or its affiliates) to the same contract owner during any calendar year shall be treated as one annuity contract. Additional rules may be promulgated under this provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.

Assignment or Pledges

A transfer of ownership of a contract, a pledge of any interest in a contract as security for a loan, the designation of an annuitant or other payee who is not also the contract owner, or the assignment of the contract may result in certain income or gift tax consequences to the contract owner that are beyond the scope of this discussion. If you are contemplating such a transfer, pledge, designation or assignment, you should consult a competent tax advisor about its potential tax effects.

Required Distributions

In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires any nonqualified contract issued after January 18, 1985 to provide that:

(a)

if an owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner’s death; and

(b)	if an owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the owner’s death.

The requirements of (b) above will be considered satisfied with respect to any portion of the owner’s interest which is payable to or for the benefit of a “designated beneficiary” who is a natural person, is distributed over the life of that beneficiary or over a period not extending beyond the life expectancy of that beneficiary and such distributions begin within one year of that owner’s death. The owner’s “designated beneficiary”, who must be a natural person, is the person designated by the owner as a beneficiary. If the owner’s “designated beneficiary” is the surviving spouse of the owner, however, the contract may be continued with the surviving spouse as the new owner.

Nonqualified contracts issued after January 18, 1985 contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

Similar rules existed for qualified retirement and individual retirement annuity contracts prior to the SECURE Act becoming effective on January 1, 2020. See the “Tax Qualified Programs” discussion for an explanation of the SECURE Act changes.

Possible Changes in Taxation

Although the likelihood of there being any change is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. Moreover, it is also possible that any change could be retroactive (that is, taking effect before the date the legislation is passed). You should consult a tax advisor with respect to legislative developments and their effect on the contract.

Tax Qualified Programs

The contract is designed for use with several types of retirement plans that qualify for special tax treatment. The tax rules applicable to participants and beneficiaries in retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from:

•	contributions in excess of specified limits;

•	distributions prior to age 59 1/2 (subject to certain exceptions);

•	distributions that do not conform to specified minimum distribution rules; and

•	other specified circumstances.

We make no attempt to provide more than general information about the use of annuities with the various types of retirement plans. Tax deferral under annuity contracts purchased in connection with tax-qualified plans arises under the specific provisions of the Code governing the tax-qualified plan, so a contract should be purchased only for the features and benefits other than tax deferral that are available under an annuity contract purchased in connection with tax-qualified plans, and not for the purpose of obtaining tax deferral. The rights of any person to any benefits under annuity contracts purchased in connection with these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the annuity issued in connection with such a plan. Some retirement plans are subject to transfer restrictions, distribution and other requirements that are not incorporated into our annuity administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contracts comply with applicable law. If you intend to purchase a contract for use with any retirement plan you should consult your legal counsel and tax advisor regarding the suitability of the contract.

Any annuity contract that is part of a qualified retirement plan must comply with the required minimum distribution (RMD) provisions of the Code, and the implementing regulations. A failure to comply with the RMD requirements will generally result in the imposition of an excise tax on the recipient equal to 50% of the amount by which the RMD exceeds the amount actually distributed. Under certain limited circumstances IRS regulations permit partial withdrawals from your qualified retirement plan contract after annuity payments have begun after the required beginning date without violating the RMD rules. We will notify any holder of a contract issued under a qualified plan who requests such a partial withdrawal of the effects the withdrawal on the contract prior to processing the withdrawal.

SECURE Act Changes

RMD Rules. The SECURE Act changed the RMD rules for annuities held in qualified plans and IRA’s where Sections 401(a) and 457 apply. The changes impact the date when RMD’s must begin and limit the amount of time over which most beneficiaries of qualified plans and IRA’s may take distributions after the death of the plan participant or IRA contract owner.

For qualified plan participants and IRA account holders who turned age 70 1/2 prior to December 31, 2019, the prior rules apply, and they must begin taking distributions no later than the later of April 1 of the calendar year following the calendar year in which they: (i) reach age 70 1/2, or (ii) if they are still working, the date they retire. If the plan participant, or IRA contract owner, is a “5 percent Owner” of the business (as defined in the Code), the general rule is that they may not wait until they retire from working, they must begin taking distributions by April 1 of the year following the calendar year in which they reach 70 1/2.

For qualified plan participants and IRA account holders who turn age 70 1/2 after December 31, 2019, the SECURE Act rules apply, and they must begin taking distributions no later than the later of April 1 of the calendar year following the calendar year in which they: (i) reach age 72, or (ii) if they are still working, the date they retire. If the plan participant, or IRA contract owner, is a “5 percent Owner” of the business (as defined in the Code), the general rule is that they may not wait until they retire from working, they must begin taking distributions by April 1 of the year following the calendar year in which they reach 72.

The SECURE Act did not change the rules for distributions from Roth IRA’s, defined under Code Section 408A, where the plan participant or contract owner is not required to take distributions at any time prior to the Owner’s death.

Plan Participants and IRA contract owners should consult their tax advisor prior to electing RMD distributions from their annuity contracts.

Beneficiary Distributions. The SECURE Act also limited the ability of most non-spouse beneficiaries of qualified plans or IRA contracts to defer distributions over the beneficiary’s lifetime. This SECURE Act rule applies if the IRA contract owner dies after December 31, 2019. For most designated beneficiaries, other than the owner’s spouse, the beneficiary must take the entire value in the annuity contract within ten years after death of the owner. There are limited exceptions to the ten-year rule for spousal beneficiaries, beneficiaries who are minors, disabled beneficiaries and certain beneficiaries that are less than ten years younger than the deceased IRA contract owner. These limited exceptions may allow the beneficiary to extend distributions beyond the ten-year limit imposed by the SECURE Act.

If the plan participant or IRA contract owner died prior to December 31, 2019, the beneficiary may still elect to take distributions over his or her lifetime under the prior law rules.

Beneficiaries should consult with their tax professional prior to deciding how to take distributions from an inherited qualified plan or IRA.

IRA Rollovers. IRA account holders will be limited to one indirect rollover for all IRA accounts in any twelve month period. The twelve month period is measured from the date of the last indirect rollover. An indirect rollover occurs when you take a distribution in cash from your IRA with the intention of transferring it to another IRA within the 60 day period allowed under the Code. This does not affect direct rollovers where an unlimited number of transfers from one IRA trustee directly to another IRA trustee may be made in a twelve month period. You should consult your tax advisor regarding rollovers of annuity contracts held in IRA’s.

Withholding

In general, distributions from annuity contracts are subject to federal income tax withholding unless the recipient elects not to have tax withheld. Some states have enacted similar rules. Different rules may apply to payments delivered outside the United States.

The Code generally allows the rollover of most distributions to and from tax-qualified plans, Section 403(b) annuities, individual retirement plans and eligible deferred compensation plans of state or local governments under Section 457(b). Distributions which may not be rolled over are those which are:

•	one of a series of substantially equal annual (or more frequent) payments made:

•	over the life or life expectancy of the employee,

•	over the joint lives or joint life expectancies of the employee and the employee’s designated beneficiary, or

•	for a specified period of ten years or more;

•	a required minimum distribution;

•	a hardship distribution; or

•	the non-taxable portion of a distribution.

Any distribution eligible for rollover, which may include payment to an employee, an employee’s surviving spouse or an ex-spouse who is an alternate payee, will be subject to mandatory federal tax withholding at a 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity. It should be noted that amounts received by individuals which are eligible for rollover may still be placed in another tax-qualified plan or individual retirement account or individual retirement annuity if the transaction is completed within 60 days after the distribution has been received. However a taxpayer must replace withheld amounts with other funds in order to avoid taxation on the amount previously withheld.

See Your Own Tax Advisor

The foregoing summary of the federal income tax consequences under these contracts is not exhaustive. Special rules may apply to situations not discussed here. Should a plan lose its qualified status, employees will lose some of the tax benefits described. Statutory changes in the Code with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, tax advice may be needed by a person contemplating the purchase of a variable annuity contract or exercising elections under such a contract. For further information you should consult a tax advisor.

Restrictions Under the Texas Optional

Retirement Program

Section 36.105, Title 110B of the Texas Revised Civil Statutes, consistent with prior interpretations of the Attorney General of the State of Texas, permits participants in the Texas Optional Retirement Program (ORP) to redeem their interests in a variable annuity contract issued under the ORP only upon: (1) termination of employment in all institutions of higher education as defined in Texas law, (2) retirement, or (3) death. Accordingly, participants in the ORP will be required to obtain certifications from their employers of their status with respect to ORP employers before they may redeem their contract or transfer contract values to another carrier qualified to participate in ORP.

Legal Proceedings

Like other life insurance companies, we are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, we believe that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on the Variable Annuity Account, the ability of Securian Financial Services, Inc. to perform its contract with the Variable Annuity Account, or the ability of Minnesota Life to meet its obligations under the contracts. In addition, we are, from time to time, involved as a party to various governmental and administrative proceedings. There are no pending or threatened lawsuits that will materially impact the Variable Annuity Account.

Financial Statements

The financial statements of the Minnesota Life Variable Annuity Account and Minnesota Life are contained in the Statement of Additional Information. The Statement of Additional Information is available, free of charge, from us upon request. To request a Statement of Additional Information, call us at 844-878-2199 or write to us at: Minnesota Life Insurance Company, 400 Robert Street North, Saint Paul, Minnesota 55101.

Appendix A — Portfolio Companies Available Under the Contract

The following is a list of Portfolio Companies available under the Contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.securian.com/fd/products. You can also request this information at no cost by calling 1-844-878-2199 or by sending an email request to annuityservices@securian.com.

The current expenses and performance information below reflects fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that your Contract may charge, such as Platform Charges. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.

Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Fidelity® Variable Insurance Products Funds
Seeks reasonable income and the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor’s 500SM Index (S&P 500®).	Equity-Income Portfolio – Service Class 2 Shares Investment Adviser: Fidelity Management & Research Company LLC (FMR) Subadviser: Other investment advisers serve as sub-advisers for the fund.	0.76%	24.60%	11.68%	12.26%
Seeks long-term growth of capital.	Mid Cap Portfolio – Service Class 2 Shares Investment Adviser: Fidelity Management & Research Company LLC (FMR) Subadviser: Other investment advisers serve as sub-advisers for the fund.	0.86%	25.31%	13.32%	13.00%
Franklin Templeton Variable Insurance Products Trust
Seeks long-term capital growth.	Franklin Small-Mid Cap Growth VIP Fund – Class 2 Shares Investment Adviser: Franklin Advisers, Inc.	1.08%	10.01%	20.84%	15.70%
Seeks long-term capital appreciation.	Templeton Developing Markets VIP Fund – Class 2 Shares Investment Adviser: Templeton Asset Management Ltd.	1.44%	-5.74%	10.60%	4.84%
Ivy Variable Insurance Portfolios
To seek to provide total return.	Delaware Ivy VIP Asset Strategy – Class II Shares Investment Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Global Limited, and Macquarie Investment Management Europe Limited	0.87%²	10.44%	11.36%	8.01%

Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
To seek to provide total return through a combination of capital appreciation and current income.	Delaware Ivy VIP Balanced – Class II Shares Investment Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Global Limited, and Macquarie Investment Management Europe Limited	1.00%	15.97%	11.73%	10.16%
To seek to provide capital growth and appreciation.	Delaware Ivy VIP Core Equity – Class II Shares Investment Adviser: Delaware Management Company Subadviser: Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited	0.95%²	28.94%	18.82%	15.53%
To seek to provide growth of capital.	Delaware Ivy VIP Global Growth – Class II Shares Investment Adviser: Delaware Management Company Subadviser: Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited	1.13%²	17.86%	15.87%	11.52%
To seek to provide capital growth and appreciation.	Delaware Ivy VIP International Core Equity – Class II Shares Investment Adviser: Delaware Management Company Subadviser: Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited	1.16%	14.18%	8.01%	7.77%
To seek to provide growth of capital.	Delaware Ivy VIP Science and Technology – Class II Shares Investment Adviser: Delaware Management Company Subadviser: Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited	1.14%	15.17%	23.88%	19.46%
To seek to provide growth of capital.	Delaware Ivy VIP Small Cap Growth – Class II Shares Investment Adviser: Delaware Management Company Subadviser: Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited	1.14%²	3.99%	15.83%	12.85%
To seek to provide capital appreciation.	Delaware Ivy VIP Smid Cap Core – Class II Shares Investment Adviser: Delaware Management Company Subadviser: Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited	1.17%	20.78%	10.35%	12.94%

Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
To seek to provide capital appreciation.	Delaware Ivy VIP Value – Class II Shares Investment Adviser: Delaware Management Company Subadviser: Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited	1.00%	31.18%	12.02%	12.89%
Janus Aspen Series
Seeks long-term growth of capital.	Janus Henderson Forty Portfolio – Service Shares Investment Adviser: Janus Henderson Investors US LLC	1.02%	22.60%	25.27%	20.00%
Seeks long-term growth of capital.	Janus Henderson Overseas Portfolio – Service Shares Investment Adviser: Janus Henderson Investors US LLC	1.12%	13.29%	13.08%	5.98%
Securian Funds Trust
Seeks as high a level of a long-term total rate of return as is consistent with prudent investment risk. The Portfolio also seeks preservation of capital as a secondary objective.	SFT Core Bond Fund – Class 2 Shares Investment Adviser: Securian Asset Management, Inc.	0.74%	-0.54%	3.75%	3.61%
Seeks to provide growth of capital.	SFT Delaware IvySM Growth Fund Investment Adviser: Securian Asset Management, Inc. Subadviser: Delaware Investments Fund Advisers	0.96%	30.29%	25.14%	—
Seeks to provide growth of capital.	SFT Delaware IvySM Small Cap Growth Fund Investment Adviser: Securian Asset Management, Inc. Subadviser: Delaware Investments Fund Advisers	1.23%	4.58%	16.23%	—
Seeks maximum current income to the extent consistent with liquidity and the preservation of capital.+	SFT Government Money Market Fund Investment Adviser: Securian Asset Management, Inc.	0.05%²	0.00%	0.60%	0.30%
Seeks investment results generally corresponding to the aggregate price and dividend performance of the publicly traded common stocks that comprise the Standard & Poor’s 400 MidCap Index (the S&P 400).	SFT Index 400 Mid-Cap Fund – Class 2 Shares Investment Adviser: Securian Asset Management, Inc.	0.53%	23.99%	12.46%	13.59%
Seeks investment results that correspond generally to the price and yield performance of the common stocks included in the Standard & Poor’s 500 Composite Stock Price Index (the S&P 500).	SFT Index 500 Fund – Class 2 Shares Investment Adviser: Securian Asset Management, Inc.	0.44%	28.03%	17.92%	16.00%

Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Seeks to maximize current income, consistent with the protection of principal.	SFT International Bond Fund – Class 2 Shares Investment Adviser: Securian Asset Management, Inc. Subadviser: Brandywine Global Investment Management, LLC	1.29%	-4.02%	-1.33%	0.88%
Seeks above average income and long-term growth of capital.	SFT Real Estate Securities Fund – Class 2 Shares Investment Adviser: Securian Asset Management, Inc.	1.12%	44.05%	11.69%	11.47%
Seeks growth of capital.	SFT Wellington Core Equity Fund – Class 2 Shares Investment Adviser: Securian Asset Management, Inc. Subadviser: Wellington Management Company LLP	1.08%	23.87%	18.24%	—

[1]	Current Expenses are each Fund’s total annual operating expenses.

[2]	This Fund’s Current Expenses reflect a temporary expense reimbursement or fee waiver arrangements that are in place and reported in the Fund’s prospectus.

+

Although the SFT Government Money Market Fund seeks to preserve its net asset value at $1.00, per share, it cannot guarantee it will do so. An investment in the SFT Government Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. The SFT Government Money Market Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the SFT Government Money Market Fund at any time. In addition, because of expenses incurred by sub-accounts in the Variable Annuity Account, during extended periods of low interest rates, the yield of the sub-account that invests in the SFT Government Money Market Fund may become extremely low and possibly negative.

Appendix B — Illustration of Variable Annuity Values

The illustration included in this Appendix shows the effect of investment performance on the monthly variable annuity income. The illustration assumes a gross investment return of: 0.00%, 6.72% and 10.00%.

For illustration purposes, an average annual expense equal to 2.22% of the average daily net assets is deducted from the gross investment return to determine the net investment return. The net investment return is then used to project the monthly variable annuity incomes. The average expense charge of 2.22% includes: 1.25% for mortality and expense risk and an average of 0.97% for the fund management fee, other fund expenses, and distribution fee. The average is calculated from the Total Annual Portfolio Company Operating Expenses and is based on the total annual portfolio operating expenses with waivers or reductions applied.

The gross and net investment rates are for illustrative purposes only and are not a reflection of past or future performance. Actual variable annuity income will be more or less than shown if the actual returns are different than those illustrated.

The illustration assumes 100% of the assets are invested in the sub-account(s) of the variable annuity account. For comparison purposes, a current fixed annuity income, available through the General Account, is also provided. The illustration assumes an initial interest rate, used to determine the first variable payment of 4.50%. After the first variable annuity payment future payments will increase if the annualized net rate of return exceeds the initial interest rate, and will decrease if the annualized net rate of return is less than the initial interest rate.

The illustration provided is for a male, age 65, selecting a life and 10 year certain annuity option with $100,000 of non-qualified funds, residing in the State of Minnesota. This illustration is based on average fund expenses. Upon request, a similar illustration specific to your situation and fund election may be available.

Variable Annuity Income — Hypothetical Illustration

Annuity Income Option — Life Annuity with 10 Year Period Certain

Prepared for: Client

Variable Contribution: $100,000.00

Initial Variable Monthly Income: $612.09

The illustration below shows how investment returns may affect variable annuity income payments. This illustration is hypothetical and is not intended to project or predict investment results.

Annuity income payments will increase if the returns on your investments are greater than the total of the Assumed Investment Return (AIR) and your annual contract expenses.

Annuity income payments will decrease if the returns on your investments are less than the total of the Assumed Investment Return (AIR) and your annual contract expenses.

An AIR of 4.50% annually is used for calculating the initial income payment. More information on the annual expense charges for this contract can be found in the prospectus.

The graph and table below show how annual gross investment returns of 0%, 6.72% and 10.00% would affect annuity income payments. The calculated income shown is after the deduction of all contract expenses (based on your investment allocation).

B-1

In the example below, the annuity income amount shown assumes a constant annual investment return. The actual rate of return and resulting annuity income payments will vary over time.

Variable Annuity Income — Hypothetical

Variable Annuity Income — Supporting Detail

	Monthly Annuity Income Based on Hypothetical Rate of Return
Beginning of Year	Age	0.00% Gross (-2.22% Net)	6.72% Gross (4.50% Net)	10.00% Gross (7.78% Net)
1	65	$612	$612	$612
4	68	$501	$612	$672
7	71	$411	$612	$737
10	74	$337	$612	$808
13	77	$276	$612	$887
16	80	$226	$612	$973
19	83	$185	$612	$1,068
22	86	$152	$612	$1,171
25	89	$124	$612	$1,285
28	92	$102	$612	$1,410
31	95	$83	$612	$1,547
34	98	$68	$612	$1,697

If you applied the amount of your purchase payment allocated to variable to a fixed annuity on the quotation date of this illustration, your fixed annuity income would be $504.26.

B-2

Appendix C — Types of Qualified Plans

Tax qualified plans provide tax deferral. If you purchase an annuity contract in a tax qualified plan, the tax deferral feature of the annuity is redundant and offers you no additional advantage. You should purchase the annuity for reasons other than tax deferral when part of a qualified plan.

Public School Systems and Certain Tax Exempt Organizations

This annuity contract is no longer issued to Section 403(b) Plans effective May 1, 2008.

Under Code Section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes.

Code Section 403(b)(11) restricts the distribution under Code Section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, severance from employment, disability, or financial hardship. Income attributable to elective contributions may not be distributed in the case of hardship. Effective January 1, 2009, the IRS issued comprehensive regulations under Code Section 403(b) which imposed increased compliance obligations on employers and others involved in Code Section 403(b) arrangements, including written plan documentation for all Code Section 403(b) plans. The regulations are generally effective January 1, 2009. You should consult a qualified tax advisor regarding the impact of these new regulations on your plan.

Individual Retirement Annuities

Section 408 of the Code permits eligible individuals to contribute to an Individual Retirement Annuity, hereinafter referred to as an “IRA”. Also, distributions from certain other types of qualified plans may be “rolled over” on a tax-deferred basis into an IRA. The sale of a Contract for use with an IRA will be subject to special IRS mandated disclosure requirements. Purchasers of a Contract for use with IRAs will be provided with supplemental information required by the Internal Revenue Services or other appropriate agencies. Such purchasers will have the right to revoke their purchase within 7 days of the earlier of the establishment of the IRA or their purchase. A Qualified Contract issued in connection with an IRA will be amended as necessary to conform to the requirements of the Code. Purchasers should seek competent advice as to the suitability of the Contract for use with IRAs.

Earnings in an IRA are not taxed until distribution. IRA contributions are subject to certain limits each year and may be deductible in whole or in part depending on the individual’s income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are “rolled over” on a tax-deferred basis into an IRA. Amounts in the IRA (other than nondeductible contributions) are taxed at ordinary income rates when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

A portion of the amount distributed from an IRA may be taxable based on the ratio of the “investment in the contract” to the individual’s balance in the IRA, generally the value of the IRA. The “investment in the contract” generally equals the nondeductible contributions to an IRA. The “investment in the contract” can be zero.

Simplified Employee Pension (SEP) IRAs

Employers may establish Simplified Employee Pension (SEP) IRAs under Code section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general Code rules governing IRAs, such plans are subject to certain Code requirements regarding participation and amounts of contributions.

Simple IRAs

Certain small employers may establish Simple IRAs as provided by Section 408(p) of the Code, under which employees may elect to defer a certain percentage of their compensation (as increased for cost of living adjustments). The sponsoring employer is required to make a matching contribution on behalf of contributing employees. Distributions from Simple IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee’s participation in the plan.

Roth IRAs

Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and contingent deferred sales charges. Other special rules may apply.

Qualified distributions from a Roth IRA, as defined by the Code, generally are excluded from gross income. Qualified distributions include those distributions made more than five years after the taxable year of the first contribution to the Roth IRA, but only if: (1) the annuity owner has reached age 59 1/2; (2) the distribution is paid to a beneficiary after the owner’s death; (3) the annuity owner becomes disabled; or (4) the distribution will be used for a first time home purchase and does not exceed $10,000. Non-qualified distributions are includable in gross income only to the extent they exceed contributions made to the Roth IRA. The taxable portion of a non-qualified distribution may be subject to a 10% penalty tax.

In addition, state laws may not completely follow the federal tax treatment of Roth IRAs. You should consult your tax adviser for further information regarding Roth IRAs.

Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans

Code Section 401(a) permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans permit the purchase of the contracts to accumulate retirement savings under the plans for employees. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this annuity is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the annuity.

Deferred Compensation Plans

Code Section 457 provides for certain deferred compensation plans. These plans may be offered with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The plans may permit participants to specify the form of investment for their deferred compensation account. With respect to non-governmental Section 457 plans, investments are owned by the sponsoring employer and are subject to the claims of the general creditors of the employer and depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages. With respect to non-governmental Section 457 plans, all investments are owned by the sponsoring employer and are subject to the claims of the general creditors of the employer and depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. Under the provisions of the Small Business Protection Act of 1996, all of the assets and income of a governmental plan maintained by an eligible employer as a Section 457 plan must be held in trust or in a qualifying custodial account or annuity contract held for the exclusive benefit of plan participants and beneficiaries.

Appendix D — Statement of Additional Information

The Statement of Additional Information (SAI) dated April 29, 2022, contains more information about the contracts. The SAI has been filed with the SEC and is incorporated by reference into this Prospectus. For a free paper copy of the SAI, to request other information about the contracts, and to make investor inquiries, call us at 844-878-2199 or write to us at:

Minnesota Life

Annuity Services

P.O Box 64628

St. Paul, MN 55164-0628

Reports and other information about the Variable Annuity Account are available on the SEC’s website: http://www.sec.gov, via its EDGAR database, and copies of this information may be obtained, upon request of a duplication fee, by electronic request at the following email address: publicinfo@sec.gov.

Additional information about certain investment products, including variable annuities, has been prepared by the SEC’s staff and is available at www.investor.gov.

Contract ID. C000004518

D-1

VARIABLE ANNUITY ACCOUNT

(“VARIABLE ANNUITY ACCOUNT”), A SEPARATE ACCOUNT OF

MINNESOTA LIFE INSURANCE COMPANY

(“MINNESOTA LIFE”)

400 ROBERT STREET NORTH

ST. PAUL, MINNESOTA 55101-2098

TELEPHONE: 844-878-2199

STATEMENT OF ADDITIONAL INFORMATION

THE DATE OF THIS DOCUMENT AND THE PROSPECTUS IS: April 29, 2022

This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. Therefore, this Statement should be read in conjunction with the Variable Annuity Account’s current Prospectus, bearing the same date, which may be obtained by calling Securian at 844-878-2199; or writing to Securian at 400 Robert Street North, St. Paul, Minnesota 55101-2098.

1

General Information and History

The Variable Annuity Account is a separate investment account of the Minnesota Life Insurance Company (“Minnesota Life”), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company (“Minnesota Mutual”), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, Minnesota Mutual reorganized by forming a mutual insurance holding company named “Minnesota Mutual Companies, Inc.” Minnesota Mutual continued its corporate existence following conversion to a stock life insurance company named Minnesota Life. Minnesota Life is a subsidiary of Securian Financial Group, Inc. which in turn is a wholly-owned subsidiary of Securian Holding Company, which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc.

We established the Variable Annuity Account on September 10, 1984, in accordance with Minnesota law. The Separate Account is registered as a “unit investment trust” with the SEC under the Investment Company Act of 1940.

Our Home Office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: (651) 665-3500. We are licensed to conduct life insurance business in all state of the United States (except New York where we are an authorized reinsurer), the District of Columbia, Canada and Puerto Rico.

Non-Principal Risks of Investing in the Contract

Cybersecurity. Our Variable Annuity product business is highly dependent upon the effective operation of our computer systems Our Variable Annuity product business is highly dependent upon the effective operation of our computer systems and those of our business partners, so our business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the Portfolios, intermediaries and other affiliated or third-party service providers may adversely affect us and your product values. For instance, cyber-attacks may interfere with our processing of contract transactions (including the processing of orders through our online service centers or with the Portfolios), impact our ability to calculate values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the Portfolios invest, which may cause the Portfolios to lose value. While the Company has implemented administrative, technical and physical safeguards that are reasonably designed to protect confidential customer information and confidential business information, there can be no assurance that we or the Portfolios or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.

2

Services

Minnesota Life provides accounting oversight, financial reporting, legal and other administrative services. Additional accounting and administrative services are performed by State Street Bank and Trust Company (“State Street”), which includes overnight calculation of Unit Value amounts. Minnesota Life oversees State Street’s performance of these services. State Street provides Minnesota Life with monthly invoices detailing each service provided and agreed upon transaction charges for each specific service. State Street’s principal business address is located at 801 Pennsylvania Avenue, Kansas City, Missouri, 64105.

Distribution of Contract

The contract will be sold in a continuous offering by our life insurance agents who are also registered representatives of our affiliated broker-dealer, Securian Financial Services, Inc. (“Securian Financial”) or other affiliated or unaffiliated broker-dealers who have entered into selling agreements with Securian Financial and Minnesota Life. Securian Financial acts as principal underwriter of the contracts and has the same principal business address as Minnesota Life.

Securian Financial and Securian Asset Management, Inc. are wholly-owned subsidiaries of Securian Financial Group, Inc. Securian Asset Management, Inc., is a registered investment adviser and the investment adviser to the Securian Funds Trust. Securian Financial is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.

Amounts paid by Minnesota Life to the underwriter for 2021, 2020 and 2019 were $28,447,467, $20,987,995, and $32,790,422. respectively, for payment to associated dealers on the sale of the contracts, which includes other contracts issued through the Variable Annuity Account. Securian Financial also receives amounts from some of the Portfolios for services provided under a 12b-1 plan of distribution.

Agents of Minnesota Life who are also registered representatives of Securian Financial are compensated directly by Minnesota Life. Agents or registered representatives of other broker-dealers are paid by their broker-dealer. Minnesota Life makes payment to the broker-dealers and does not determine your registered representative’s compensation. You are encouraged to ask your registered representative about the basis upon which he or she will be personally compensated for the advice or recommendations provided in connection with the sale of your contract.

The categories of payments Minnesota Life provides are described in the prospectus. These categories are not mutually exclusive and Minnesota Life may choose to make additional types of payments in the future. Firms may receive payments under more than one, or all categories.

3

Not all firms receive additional compensation and the amount of compensation varies. Minnesota Life determines which firms to provide support and the extent of any payments. It generally chooses to compensate firms that have an ability to distribute the contracts and that are willing to cooperate with our promotional efforts. We do not attempt to make an independent assessment of the cost of providing any service(s).

Performance

From time to time our advertising and other promotional material may quote the performance (yield and total return) of a sub-account. In addition, our reports or other communications to current or prospective contract owners may also quote the yield on total return of the sub-account. Quoted results are based on past performance and reflect the performance of all assets held in that sub-account for the stated time period. QUOTED RESULTS ARE NEITHER AN ESTIMATE NOR A GUARANTEE OF FUTURE INVESTMENT PERFORMANCE, AND DO NOT REPRESENT THE ACTUAL EXPERIENCE OF AMOUNTS INVESTED BY ANY PARTICULAR CONTRACT OWNER.

Total Returns

A sub-account may advertise its “average annual total return” over various periods of time. “Total return” represents the percentage change in value of an investment in the sub-account from the beginning of a measuring period to the end of that measuring period. “Annualized” total return assumes that the total return achieved for the measuring period is achieved for each such period for a full year. “Average annual” total return is computed in accordance with a standard method prescribed by the SEC.

Average Annual Total Return

To calculate a sub-account’s average annual total return for a specific measuring period, we take a hypothetical $1,000 investment in that sub-account, at its then applicable sub-account unit value (the “initial payment”) and we compute the ending redeemable value of that initial payment at the end of the measuring period based on the investment experience of that sub-account (“full withdrawal value”). The full withdrawal value reflects the effect of all recurring fees and charges applicable to a contract owner under the contract, including the mortality and expense risk fee, the administrative fee and the deduction of the applicable deferred sales charge, but does not reflect any charges for applicable premium taxes and/or any other taxes, any non-recurring fees or charges or any increase in the mortality and expense risk fee for an optional death benefit rider or any charge for other optional benefits. The annual maintenance fee is also taken into account if the contract has such fee. Because this fee may vary with the size of the account, we calculate the fee by taking the total amount of annual maintenance fee collected for the prior year and dividing it by the average contract value for the prior year and apply it in that fashion in accordance with SEC guidance. The redeemable value is then divided by the initial payment and this quotient is raised to the 365/N power (N represents the number of days in the measuring period), and 1 is subtracted from this result. Average annual total return is expressed as a percentage.

4

T = (ERV/P)(1/N) - 1

Where	T	=	average annual total return
	ERV	=	ending redeemable value
	P	=	hypothetical initial payment of $1,000
	N	=	number of years

Average annual total return figures will generally be given for recent one, five, and ten year periods (if applicable), and may be given for other periods as well (such as from commencement of the sub-account’s operations, or on a year by year basis).

When considering “average” total return figures for periods longer than one year, it is important to note that the relevant sub-account’s annual total return for any one year in the period might have been greater or less than the average for the entire period.

Non-Standardized Returns

We may also calculate non-standardized returns which may or may not reflect any annual maintenance fee, and/or deferred sales charges, charges for premium taxes and/or any other taxes, or any charge for an optional rider or optional death benefit, and any non-recurring fees or charges. For periods prior to the date of this prospectus, calculations may be based on the assumption that the contracts described in this prospectus were issued when the underlying portfolios first became available to the Variable Annuity Account. There may also be other “hypothetical” performance information which will include a more detailed description of the information and its calculation in the specific piece.

Standardized return calculations will always accompany any non-standardized returns shown.

Yields

Government Money Market Sub-Account

The “yield” (also called “current yield”) of the Government Money Market Sub-Account is computed in accordance with a standard method prescribed by the SEC. The net change in the sub-account’s unit value during a seven day period is divided by the unit value at the beginning of the period to obtain a base rate of return. The current yield is generated when the base rate is “annualized” by multiplying it by the fraction 365/7; that is, the base rate of return is assumed to be generated each week over a 365 day period and is shown as a percentage of the investment. The “effective yield” of the Government Money Market Sub-Account is calculated similarly but, when annualized, the base rate of return is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

The formula for effective yield is:

[(BASE PERIOD RETURN + 1)365/7] - 1

Realized capital gains or losses and unrealized appreciation or depreciation of the assets of the underlying Government Money Market Portfolio are not included in the yield calculation. Current yield and effective yield do not reflect any deduction of charges for any applicable premium taxes and/or any other taxes, or any charge for an optional death benefit rider, or any charge for an optional rider, but do reflect a deduction for the annual maintenance fee, the mortality and expense fee and the administrative fee.

5

Other Sub-Accounts

“Yield” of the other sub-accounts is computed in accordance with a different standard method prescribed by the SEC. The net investment income (investment income less expenses) per sub-account unit earned during a specified one month of 30 day period is divided by the sub-account unit value on the last day of the specified period. This result is then annualized (that is, the yield is assumed to be generated each month or each 30 day period for a year), according to the following formula, which assumes semi-annual compounding:

YIELD	=	2[(a-b/cd + 1)[6] - 1]

Where	a	=	net investment income earned during the period by the portfolio attributable to the sub-account.
	b	=	expenses accrued for the period (net of reimbursements)
	c	=	the average daily number of sub-account units outstanding during the period that were entitled to receive dividends.
	d	=	the unit value of the sub-account units on the last day of the period.

The yield of each sub-account reflects the deduction of all recurring fees and charges applicable to the sub-account, such as the mortality and expense fee, the administrative fee, the annual maintenance fee but does not reflect any charge for applicable premium taxes and/or any other taxes, any charge for an optional death benefit rider, any charge for any other optional rider, or any non-recurring fees or charges.

The sub-accounts’ yields will vary from time to time depending upon market conditions, the composition of each portfolio and operating expenses of the fund allocated to each portfolio. Consequently, any given performance quotation should not be considered representative of the sub-account’s performance in the future. Yield should also be considered relative to changes in sub-account unit values and to the relative risks associated with the investment policies and objectives of the various portfolios. In addition, because performance will fluctuate, it may not provide a basis for comparing the yield of a sub-account with certain bank deposits or other investments that pay a fixed yield or return for a stated period of time.

Annuity Payments

Calculation of Your First Annuity Payment

The contract value is available to provide annuity payments. Some states impose a premium tax which we apply at the time you elect annuity payments. These taxes may vary based on the type of plan involved and we may deduct these amounts from the amount available to provide annuity payments.

The amount of the first monthly payment depends on the annuity payment option elected, gender (except in tax-qualified plans that require the use of genderless rates), and the adjusted age of the annuitant and any joint annuitant. A formula for determining the adjusted age is contained in your contract.

The contract contains tables which show the dollar amount of the first monthly payment for each $1,000 of value applied for fixed or variable annuity payment options. For contracts issued after May 1993, a $200 fee may be deducted from the accumulation value when a fixed annuity is elected. If, when payments are elected, we are using tables of annuity rates for this contract which are more favorable, we will apply those rates instead.

If you elect a variable annuity payment, the first monthly payment is determined from the applicable tables in the contract. This initial payment is then allocated in proportion to your value in

6

each sub-account of the Variable Annuity Account. A number of annuity units is then determined by dividing this dollar amount by the then current annuity unit value for each sub-account. Thereafter, the number of annuity units remains unchanged during the period of annuity payments, except for transfers and in the case of certain joint annuity payment options which provide for a reduction in payment after the death of the annuitant.

A 4.50% assumed investment return (AIR) is used for the initial variable annuity payment determination. This would produce level annuity payments if the net investment factor remained constant at 4.50% per year. Subsequent variable annuity payments will decrease, remain the same or increase depending upon whether the actual net investment factor is less than, equal to, or greater than 4.50%.

Annuity payments are generally made as of the first day of a month, unless otherwise agreed to by us. The contract requires that we receive notice of election to begin annuity payments at least thirty days prior to the annuity commencement date.

Money will be transferred to the General Account for the purpose of electing fixed annuity payments, or to the appropriate variable sub-accounts for variable annuity payments. The transfer will occur on the valuation date on or next following the date on which the request is received. The account value used to determine the fixed annuity payment will be the value as of the last valuation date of the month preceding the annuity commencement date. The account value used to determine the initial variable annuity payment will be the value as of the first valuation date following the fourteenth day of the month prior to the annuity commencement date.

If the request for a fixed or variable annuity payment is not received at least three valuation days prior to the date used to determine the account value as described above, the annuity commencement date will be changed to the first of the month following the requested annuity commencement date.

Amount of Subsequent Variable Annuity Payments

The dollar amount of the second and later variable annuity payments is equal to the number of annuity units determined for each sub-account multiplied by the current annuity unit value for that sub-account as of the due date of the payment. This dollar amount may increase or decrease from month to month.

Value of the Annuity Unit

The value of an annuity unit for a sub-account is determined monthly as of the first day of each month by multiplying the value on the first day of the preceding month by the product of: (a) .996338, and (b) the ratio of the value of the accumulation unit for that sub-account for the valuation date next following the fourteenth day of the preceding month to the value of the accumulation unit for the valuation date next following the fourteenth day of the second preceding month (.996338 is a factor the neutralize the assumed net investment rate, discussed above, of

4.5% per annum built into the first payment calculation which is not applicable because the actual net investment rate is credited instead). The value of an annuity unit for a sub-account as of any date other than the first day of a month is equal to its value as of the first day of the next succeeding month.

7

Financial Statements

The financial statements and supplementary schedules of Minnesota Life Insurance Company (the Company) as of December 31, 2021 and 2020, and for each of the years in the three-year period ended December 31, 2021, have been incorporated by reference herein in reliance upon the report of KPMG LLP, independent auditors, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP’s report on the financial statements and supplementary schedules of the Company states that the Company prepared its financial statements using statutory accounting practices prescribed or permitted by the Minnesota Department of Commerce (statutory accounting practices), which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, KPMG LLP’s report states that the Company’s financial statements are not intended to be and, therefore, are not presented fairly in accordance with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in accordance with the statutory accounting practices.

The financial statements of Variable Annuity Account as of December 31, 2021 and the year or period then ended, have been incorporated by reference herein in reliance upon the report of KPMG LLP, independent registered public accounting firm, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing.

As of the date of this Statement of Additional Information, Minnesota Life Insurance Company and Variable Annuity Account engage KPMG LLP, 4200 Wells Fargo Center, 90 South Seventh Street, Minneapolis, Minnesota 55402 as their independent registered public accounting firm.

Registration Statement

A registration statement has been filed with the SEC under the Securities Act of 1933 as amended, with respect to the contract discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information as to the contents of the Contract and other legal instruments are summaries. For a complete statement of the terms of these documents, reference is made to such instruments as filed.

The December 31, 2021 financial statements of the separate account and the December 31, 2021 financial statements of the Company are incorporated into this SAI by reference to the Separate Account’s most recent Form N-VPFS https://www.sec.gov/Archives/edgar/data/0000768609/000110465922043997/a22-3057_2nvpfs.htm filed with the SEC.

8

PART C

OTHER INFORMATION

Item 27. Financial Statements and Exhibits

Exhibit Number	Description

(a)	The Resolution of the Board of The Minnesota Mutual Life Insurance Company’s Executive Committee of its Board of Trustees establishing the Variable Annuity Account previously filed on February 28, 2005 as this Exhibit 24(c)(1) to Variable Annuity Account’s Form N-4, File Number 333-111067, Post Effective Amendment Number 1, is hereby incorporated by reference..

(b)	Not Applicable.

(c)(1)	The Amended and Restated Distribution Agreement between Minnesota Life Insurance Company and Securian Financial Services, Inc., previously filed on April 27, 2009, as Exhibit 24(c)(3) to Registrant’s Form N-4, File Number 2-97564, Post-Effective Amendment Number 28, is hereby incorporated by reference.

(c)(2)	The Dealer Selling Agreement previously filed on July 2, 2002 as Exhibit 24(c)(3) to Variable Annuity Account’s Form N-4, File Number 333-91784, Initial Registration Statement, is hereby incorporated by reference.

(c)(3)	The Flexible Payment Deferred Variable Annuity Contract, form MHC-84-9091 Rev. 1-88 previously filed April 23, 1997 as Exhibit 24(c)(4)(h) to Variable Annuity Account’s Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

(c)(4)	The Single Payment Deferred Variable Annuity Contract, form MHC-84-9092 Rev. 1-88 previously filed April 23, 1997 as Exhibit 24(c)(4)(i) to Variable Annuity Account’s Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

(c)(5)	The Single Payment Deferred Variable Annuity Contract, form 84- 9092 Rev. 3-91 previously filed April 23, 1997 as Exhibit 24(c)(4)(n) to Variable Annuity Account’s Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

(c)(6)	Single Payment Deferred Variable Annuity Contract, form number MHC-92-9284 previously filed March 1, 1999 as Exhibit 24(c)(4)(p) to Variable Annuity Account’s Form N-4, File Number 2-97564, Post-Effective Amendment Number 16, is hereby incorporated by reference.

(c)(7)	Flexible Payment Deferred Variable Annuity Contract, form number MHC-92-9283 previously filed March 1, 1999 as Exhibit 24(c)(4)(q) to Variable Annuity Account’s Form N-4, File Number 2-97564, Post-Effective Amendment Number 16, is hereby incorporated by reference.

(d)(1)	The Qualified Plan Agreement, form 84-9094 previously filed April 23, 1997 as exhibit 24(c)(4)(c) to Variable Annuity Account’s Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

(d)(2)	The Retirement Certificate, form MHC-83-9060 previously filed March 1, 1999 as Exhibit 24(c)(4)(e) to Variable Annuity Account’s Form N-4, File Number 2-97564, Post-Effective Amendment Number 16, is hereby incorporated by reference.

(d)(3)	The Endorsement, form 86-9135 previously filed April 23, 1997 as Exhibit 24(c)(4)(f) to Variable Annuity Account’s Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

(d)(4)	The Single Payment Deferred Variable Annuity, form 84-9092 previously filed April 23, 1997 as exhibit 24(c)(4)(b) to Variable Annuity Account’s Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

(d)(5)	The Endorsement, form 87-9171 previously filed April 23, 1997 as Exhibit 24(c)(4)(g) to Variable Annuity Account’s Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

(d)(6)	Tax Sheltered Annuity Amendment, form MHC-88-9213 previously filed March 1, 1999 as Exhibit 24(c)(4)(j) to Variable Annuity Account’s Form N-4, File Number 2-97564, Post-Effective Amendment Number 16, is hereby incorporated by reference.

(d)(7)	Rider, Texas Optional Retirement Program, form F. 22976 Rev. 9-81 previously filed April 23, 1997 as Exhibit 24(c)(4)(k) to Variable Annuity Account’s Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

(d)(8)	Endorsement, form 91-9257 previously filed April 23, 1997 as Exhibit 24(c)(4)(o) to Variable Annuity Account’s Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

(d)(9)	Individual Retirement Annuity (IRA) Agreement, SEP, Traditional IRA and Roth-IRA, form number MHC-97-9418 previously filed March 1, 1999 as Exhibit 24(c)(4)(r) to Variable Annuity Account’s Form N-4, File Number 2-97564, Post-Effective Amendment Number 16, is hereby incorporated by reference.

(d)(10)	Individual Retirement Annuity, SIMPLE – (IRA) Agreement, form number MHC-98-9431 previously filed March 1, 1999 as Exhibit 24(c)(4)(s) to Variable Annuity Account’s Form N-4, File Number 2-97564, Post-Effective Amendment Number 16, is hereby incorporated by reference.

(d)(11)	Endorsement, form number 14-70265, previously filed on February 26, 2015 as Exhibit 24(b)(4)(y) to Variable Annuity Account’s Form N-4, File Number 333-182763, Post-Effective Amendment numbers 9 and 241, is hereby incorporated by reference.

(e)(1)	Variable Annuity Application, form number 99-70020 Rev. 5-2001, previously filed April 24, 2000 as this exhibit 24(c)(5)(b) to Variable Annuity Account’s Form N-4, File Number 2-97564, Post-Effective Amendment Number 18, is hereby incorporated by reference.

(e)(2)	Amendment to the Application, Texas Optional Retirement Program, form 81-9013 previously filed April 23, 1997 as this exhibit 24(c)(5)(a) to Variable Annuity Account’s Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

(e)(3)	Variable Annuity Application, form number 92-9286 Rev. 9-1997 previously filed April 23, 1997 as this exhibit 24(c)(5)(c) to Variable Annuity Account’s Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

(f)(1)	Restated Certificate of Incorporation of Minnesota Life Insurance Company previously filed March 1, 1999 as this exhibit 24(c)(6)(a) to Variable Annuity Account’s Form N-4, File Number 2-97564, Post-Effective Amendment Number 16, is hereby incorporated by reference.

(f)(2)	Restated Certificate of Incorporation of Minnesota Life Insurance Company previously filed March 1, 1999 as this exhibit 24(c)(6)(a) to Variable Annuity Account’s Form N-4, File Number 2-97564, Post-Effective Amendment Number 16, is hereby incorporated by reference.

(f)(3)	Bylaws of Minnesota Life Insurance Company previously filed as exhibit 26(f)(2) to Minnesota Life Variable Life Account’s Form N-6, File Number 333-120704, Initial Registration Statement, on November 23, 2004, is hereby incorporated by reference.

(g)	Not applicable.

(h)(1)	Participation Agreement among Securian Funds Trust, Advantus Capital Management, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(1)(i) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post Effective Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.

(h)(2)	Shareholder Information Agreement among Securian Funds Trust and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(1)(ii) to Minnesota Life Account’s Form N-6, File Number 33-3233, Post Effective Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.

(h)(3)	Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed February 27, 2003 as exhibit 27(h)(2)(i) to Minnesota Life Variable Universal Life Account’s Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

(h)(3)(i)	Addendum Dated May 1, 2000 to Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed February 27, 2003 as exhibit 27(h)(2)(ii) to Minnesota Life Variable Universal Life Account’s Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

(h)(3)(ii)	Amendment to Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed February 27, 2003 as exhibit 27(h)(2)(iii) to Minnesota Life Variable Universal Life Account’s Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

(h)(3)(iii)	Amendment Dated December 1, 2002 to Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed February 27, 2003 as exhibit 27(h)(2)(iv) to Minnesota Life Variable Universal Life Account’s Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

(h)(3)(iv)	Amendment Dated March 1, 2004 to Fund Participation Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company, filed on April 22, 2005 as Exhibit 26(h)(2)(v) to Minnesota Life Variable Universal Life Account’s Form N-6, File Number 33-85496, Post-Effective Amendment Number 14, is hereby incorporated by reference.

(h)(3)(v)	Amendment dated May 1, 2005 to the Fund Participation Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(2)(vi) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

(h)(3)(vi)	Amendment Number Two to the Fund Participation Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company, filed on December 20, 2006 as exhibit 24(c)(8)(d)(vi) to Variable Annuity Account’s Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

(h)(3)(vii)	Amendment Number Seven to the Fund Participation Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company, previously filed on October 4, 2007 as Exhibit 24(c)(8)(b)(vii) to Variable Annuity Account’s Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

(h)(3)(viii)	Amendment Number Eight to the Fund Participation Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(2)(x) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 36, on April 27, 2015, is hereby incorporated by reference.

(h)(4)	Amended and Restated Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(3) to Minnesota Life’s Variable Universal Life Account Form N-6, File Number 33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.

(h)(5)	Fund Shareholder Services Agreement between Minnesota Life Insurance Company and Ascend Financial Services, Inc. filed February 27, 2003 as exhibit 27(h)(6) to Minnesota Life Variable Universal Life Account’s Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

(h)(6)	Investment Accounting Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company filed February 26, 2003 as exhibit 24(c)(8)(e)(i) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Number 1, is hereby incorporated by reference.

(h)(6)(i)	First Amendment to Investment Accounting Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company, previously filed on August 15, 2006 as Exhibit 26(i)(1)(b) to the Securian Life Variable Universal Life Account’s Form N-6, File Number 333-132009, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

(h)(7)	Administration Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company filed February 26, 2003 as exhibit 24(c)(8)(f) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Number 1, is hereby incorporated by reference.

(h)(7)(i)	First Amendment to Administration Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company, previously filed on August 15, 2006 as Exhibit 26(i)(2)(b) to the Securian Life Variable Universal Life Account’s Form N-6, File Number 333-132009, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

(h)(8)	Participation Agreement as of May 1, 2000 between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company filed April 30, 2003 as exhibit 27(h)(14)(i) to Minnesota Life Variable Universal Life Account’s Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

(h)(8)(i)	Amendment to Participation Agreement as of May 1, 2000 between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company filed April 30, 2003 as exhibit 27(h)(14)(ii) to Minnesota Life Variable Universal Life Account’s Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

(h)(8)(ii)	Amendment No. 2 to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company filed April 30, 2003 as exhibit 27(h)(14)(iii) to Minnesota Life Variable Universal Life Account’s Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

(h)(8)(iii)	Amendment No. 3 to Participation Agreement between Franklin Templeton variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company, previously filed as
Exhibit 26(h)(14)(iv) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post- Effective Amendment Number 23, on April 26, 2005, is hereby incorporated by reference.

(h)(8)(iv)	Amendment No. 4 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company and Securian Financial Services, Inc., previously filed as Exhibit 26(h)(14)(v) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

(h)(8)(v)	Amendment No. 5 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(8)(q)(v) to Variable Annuity Account’s Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

(h)(8)(vi)	Amendment No. 6 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Minnesota Life Insurance Company filed on October 4, 2007 as Exhibit 24(c)(8)(m)(vi) to Variable Annuity Account’s Form N-4, File Number 333-136242, Pre-Effective Amendment Number 3, is hereby incorporated by reference.

(h)(8)(vii)	Amendment to Participation Agreement by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company and Securian Financial Services, Inc. effective August 16, 2010 previously filed on April 25, 2011 as exhibit 24(c)(8)(m)(vii)to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

(h)(8)(viii)	Amendment No. 7 to Participation Agreement dated May 1, 2000 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company, and Securian Financial Services, Inc., previously filed as Exhibit 26(h)(12)(x) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post Effective Amendment Number 32, on April 27, 2012 is hereby incorporated by reference.

(h)(8)(ix)	Participation Agreement Addendum dated May 1, 2012 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company, and Securian Financial Services, Inc., previously filed as Exhibit 26(h)(12)(xi) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post Effective Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.

(h)(8)(x)	Amendment No. 8 to Participation Agreement dated May 1, 2000 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company, and Securian Financial Services, Inc., previously filed as Exhibit 26(h)(12)(xii) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.

(h)(8)(xi)	Amendment No. 10 to Participation Agreement dated May 1, 2000 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company, and Securian Financial Services, Inc., previously filed as Exhibit 26(h)(12)(xiii) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.

(h)(9)	Waddell & Reed Target Funds, Inc. Participation Agreement, previously filed February 19, 2004 as exhibit 27(h)(15) to Minnesota Life Variable Universal Life Account’s Form N-6, File Number 333-109853, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

(h)(9)(i)	Amendment Number One to the Target Funds Participation Agreement among Minnesota Life Insurance Company, Waddell & Reed, Inc. and W&R Target Funds, Inc., previously filed as Exhibit 26(h)(15)(ii) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

(h)(9)(ii)	Second Amendment to the Target Funds Participation Agreement among Minnesota Life Insurance Company, Waddell & Reed, Inc. and W&R Target Funds, Inc. previously filed as Exhibit 24(c)(8)(a)(ii) to Variable Annuity Account’s Form N-4, File Number 333-136242, Post-Effective Amendment Number 6 on February 27, 2009, is hereby incorporated by reference.

(h)(9)(iii)	Third Amendment to Target Funds Participation Agreement among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, and Minnesota Life Insurance Company previously filed on April 25, 2011 as exhibit 24(c)(8)(n)(iii) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

(h)(9)(iv)	Fourth Amendment to Ivy Funds Variable Insurance Portfolios Participation Agreement (Excludes Products Sold Through W&R Distribution System) among Minnesota Life Insurance Company, Waddell & Reed, Inc., and Ivy Funds Variable Insurance Portfolios, previously filed as Exhibit 26(h)(13)(vi) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post- Effective Amendment Number 35 on April 25, 2014, is hereby incorporated by reference.

(h)(10)	Shareholder Information Agreement between Advantus Series Fund, Inc. and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(1)(iv) to Registrant’s Form N-6, File Number 33-85496, Post-Effective Amendment Number 17 is hereby incorporated by reference.

(h)(11)	Rule 22c-2 Shareholder Information Agreement between Janus Capital Management, LLC, Janus Services LLC, Janus Distributors LLC, Janus Aspen Series and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(2)(viii) to Registrant’s Form N-6, File Number 33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.

(h)(12)	Shareholder Information Agreement among Ivy Funds Distributor, Inc., Waddell & Reed, Inc. and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(5)(iii) to Registrant’s Form N-6, File Number 33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.

(h)(13)	Rule 22c-2 Shareholder Information Agreement between MFS Fund Distributors, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(v) to Variable Annuity Account’s Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

(h)(14)	Rule 22c-2 Shareholder Information Agreement by and between Credit Suisse Asset Management Securities, Inc., on behalf of each of the Credit Suisse Funds, and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(10)(ii) to Registrant’s Form N-6, File Number 333-96383, Post-Effective Amendment Number 10 on February 28, 2008, is hereby incorporated by reference.

(i)	Not applicable.

(j)	Not applicable.

(k)	Opinion and consent of Caleb B. Nicholson, Esq.

(l)(i)	Consent of KPMG LLP.

(l)(ii)	Minnesota Life Insurance Company Power of Attorney To Sign Registration Statements.

Item 28. Directors and Officers of the Minnesota Life Insurance Company

Name and Principal Business Address	Position and Offices with the Depositor

Erich J. Axmacher Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President, Corporate Compliance Officer and Chief Privacy Officer

Barbara A. Baumann Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Vice President – Business Services

Michael P. Boyle Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – Law

Mary K. Brainerd 1823 Park Avenue Mahtomedi, MN 55115	Director

Kimberly K. Carpenter Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – CCO Individual Solutions

Gary R. Christensen Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Director

George I. Connolly Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Executive Vice President – Individual Solutions

Robert J. Ehren Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Senior Vice President – Business Services

Kristin M. Ferguson Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President and Actuary – CFO Individual Solutions

Benjamin G.S. Fowke III Chairman, President and CEO Xcel Energy, Inc. 414 Nicollet Mall, 401-9 Minneapolis, MN 55401	Director

Siddharth S. Gandhi Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Senior Vice President – Chief Strategy and Enterprise Technology Officer

Sara H. Gavin President, North America Weber Shandwick 510 Marquette Avenue 13F Minneapolis, MN 55402	Director

Mark J. Geldernick Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Vice President and Chief Risk Officer

Eric B. Goodman 101 North 7th Street Suite 202 Louisville, KY 40202	Director

Christopher M. Hilger Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Director, Chairman of the Board, President and CEO

Ann McGarry Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – Marketing

Renee D. Montz Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Attorney-in-Fact, Senior Vice President, General Counsel and Secretary

Susan M. Munson-Regala Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Vice President and Actuary – Affinity Solutions

Ted J. Nistler Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President and Treasurer

Kent O. Peterson Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President and Actuary – CFO Retirement Solutions

Trudy A. Rautio 5000 France Avenue South #23 Edina, MN 55410-2060	Director

Robert L. Senkler 557 Portsmouth Court Naples, FL 34110	Director

Bruce P. Shay Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Executive Vice President

Mark W. Sievers Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – Chief Audit Executive

Mary L. Streed Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – HRBP & Associate Experience

Katia O. Walsh Chief Strategy and Artificial Intelligence Officer, Global Leadership Team Levi Strauss & Co. 115 Battery Street San Francisco, CA 94111	Director

Kevin F. Warren Commissioner Big Ten Conference 5440 Park Place Rosemont, IL 60018	Director

John A. Yaggy Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Vice President and Controller

Warren J. Zaccaro Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Director, Executive Vice President and CFO

Item 29. Persons Controlled by or Under Common Control with the Depositor or [var:w-registrant upper-lowercase,000046]

Wholly-owned subsidiary of Minnesota Mutual Companies, Inc.:

Securian Holding Company (Delaware)

Wholly-owned subsidiaries of Securian Holding Company:

Securian Financial Group, Inc. (Delaware)

Robert Street Property Management, Inc.

Wholly-owned subsidiaries of Securian Financial Group, Inc.:

Minnesota Life Insurance Company

Securian Ventures, Inc.

Securian Asset Management, Inc.

Securian Financial Services, Inc.

Securian Casualty Company

Ochs, Inc. Lowertown Capital, LLC (Delaware)

Securian Holding Company Canada, Inc. (British Columbia, Canada)

1880 Reinsurance Company (Vermont)

Wholly-owned subsidiaries of Minnesota Life Insurance Company:

Allied Solutions, LLC (Indiana)

Securian Life Insurance Company

Marketview Properties, LLC

Marketview Properties II, LLC

Marketview Properties III, LLC

Marketview Properties IV, LLC

Oakleaf Service Corporation

Securian AAM Holdings, LLC (Delaware)

Majority-owned subsidiary of Allied Solutions, LLC (Indiana):

Allied Dispatch Solutions, LLC (Delaware)

Clauson Dealer Services, LLC (Delaware)

Majority-owned subsidiary of Securian AAM Holdings, LLC (Delaware):

Asset Allocation & Management Company, L.L.C. (Delaware)

Wholly-owned subsidiary of Allied Dispatch Solutions, LLC (Delaware):

Dominion Automobile Association (2004) Limited (Ontario, Canada)

Auto Club of America, Corp. (Oklahoma)

Auto Help Line of America, Inc. (Oklahoma)

Wholly-owned subsidiary of Securian Holding Company Canada, Inc. (British Columbia, Canada):

Securian Canada, Inc. (British Columbia, Canada)

Wholly-owned subsidiaries of Securian Canada, Inc. (British Columbia, Canada):

Armour Group Inc. (Ontario, Canada)

Canadian Premier Life Insurance Company (Ontario, Canada)

CRI Canada Ltd. (Yukon, Canada)

Canadian Premier General Insurance Company (Ontario, Canada)

Selient, Inc. (Quebec, Canada)

2602432 Ontario Ltd. (Ontario, Canada)

Wholly-owned subsidiaries of Armour Group Inc. (Ontario, Canada):

Vehicle Armour Inc. (Ontario, Canada)

Integrated Warranty Services Inc. (Ontario, Canada)

Premium Services Group Inc. (Ontario, Canada)

VA Insurance Services Inc. (Ontario, Canada)

Wholly-owned subsidiary of 2602432 Ontario Ltd. (Ontario, Canada):

Loan Armour Insurance Solutions Inc. (Ontario, Canada)

Open-end registered investment company offering shares to separate accounts of Minnesota Life Insurance Company and Securian Life Insurance Company:

Securian Funds Trust

Majority-owned subsidiary of Securian Financial Group, Inc.:

Empyrean Holding Company, Inc. (Delaware)

Securian Trust Company, N.A.

Wholly-owned subsidiary of Empyrean Holding Company, Inc. (Delaware):

Empyrean Benefit Solutions, Inc. (Delaware)

Wholly-owned subsidiaries of Empyrean Benefit Solutions, Inc. (Delaware):

Empyrean Insurance Services, Inc. (Texas)

Spinnaker Holdings, LLC (Delaware)

Wholly-owned subsidiaries of Spinnaker Holdings, LLC (Delaware):

Bloom Health Insurance Agency, LLC (Delaware)

Bloom Health Services, LLC (Delaware)

Fifty percent-owned subsidiary of Minnesota Life Insurance Company:

CRI Securities, LLC

Unless indicated otherwise parenthetically, each of the above entities is organized under Minnesota law.

Item 30. Indemnification

The State of Minnesota has an indemnification statute (Minnesota Statutes 300.083), as amended, effective January 1, 1984, which requires indemnification of individuals only under the circumstances described by the statute. Expenses incurred in the defense of any action, including attorneys’ fees, may be advanced to the individual after written request by the board of directors upon receiving an undertaking from the individual to repay any amount advanced unless it is ultimately determined that he or she is entitled to be indemnified by the corporation as authorized by the statute and after a determination that the facts then known to those making the determination would not preclude indemnification.

Indemnification is required for persons made a part to a proceeding by reason of their official capacity so long as they acted in good faith, received no improper personal benefit and have not been indemnified by another organization. In the case of a criminal proceeding, they must also have had no reasonable cause to believe the conduct was unlawful. In respect to other acts arising out of official capacity: (1) where the person is acting directly for the corporation there must be a reasonable belief by the person that his or her conduct was in the best interests of the corporation or, (2) where the person is serving another organization or plan at the request of the corporation, the person must have reasonably believed that his or her conduct was not opposed to the best interests of the corporation. In the case of persons not directors, officers or policy-making employees, determination of eligibility for indemnification may be made by a board-appointed committee of which a director is a member. For other employees, directors and officers, the determination of eligibility is made by the Board or a committee of the Board, special legal counsel, the shareholder of the corporation or pursuant to a judicial proceeding.

Insofar as indemnification for liability arising under the Securities Act of 1933 (“the Act”) may be permitted to directors, officers and controlling persons of Minnesota Life Insurance Company and the [var:w-registrant upper-lowercase,000046] pursuant to the foregoing provisions, or otherwise, Minnesota Life Insurance Company and the [var:w-registrant upper-lowercase,000046] have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Minnesota Life Insurance Company and the [var:w-registrant upper-lowercase,000046] of expenses incurred or paid by a director, officer or controlling person of Minnesota Life Insurance Company and the [var:w-registrant upper-lowercase,000046] in the successful defense of any action, suit or proceeding) is asserted by such director, officer of controlling person in connection with the securities being registered, Minnesota Life Insurance Company and the [var:w-registrant upper-lowercase,000046] will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Principal Underwriters

(a) Securian Financial Services, Inc. currently acts as a principal underwriter for the following investment companies:

Variable Fund D

Variable Annuity Account

Minnesota Life Variable Life Account

Minnesota Life Individual Variable Universal Life Account

Minnesota Life Variable Universal Life Account

Securian Life Variable Universal Life Account

(b) Directors and Officers of Securian Financial Services, Inc:

[tbl:udrwtr,6,,1]

Name and Principal Business Address	Positions and Offices with Underwriter

George I. Connolly Securian Financial Services, Inc. 400 Robert Street North St. Paul, MN 55101	President, Chief Executive Officer and Director

Gary R. Christensen Securian Financial Services, Inc. 400 Robert Street North St. Paul, MN 55101	Director

Warren J. Zaccaro Securian Financial Services, Inc. 400 Robert Street North St. Paul, MN 55101	Director

Jeffrey D. McGrath Securian Financial Services, Inc. 400 Robert Street North St. Paul, MN 55101	Vice President

Kimberly K. Carpenter Securian Financial Services, Inc. 400 Robert Street North St. Paul, MN 55101	Senior Vice President, Chief Compliance Officer and Anti-Money Laundering Compliance Officer

Kjirsten G. Zellmer Securian Financial Services, Inc. 400 Robert Street North St. Paul, MN 55101	Vice President—Strategy and Business Operations

Kristin M. Ferguson Securian Financial Services, Inc. 400 Robert Street North St. Paul, MN 55101	Vice President, Chief Financial Officer, Treasurer and Financial Operations Principal

(c) All commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant’s last fiscal year:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Other Compensation
Securian Financial Services, Inc.	$28,447,467	—	—	—

Item 32. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are in the physical possession of Minnesota Life Insurance Company, St. Paul, Minnesota 55101.

Item 33. Management Services

None.

Item 34. Fee Representation

Minnesota Life Insurance Company hereby represents that, as to the variable annuity contract which is the subject of this Registration Statement, the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Minnesota Life Insurance Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant, Variable Annuity Account, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and caused this Registration Statement to be signed on its behalf in the City of St. Paul and the State of Minnesota on the 27th day of April, 2022.

VARIABLE ANNUITY ACCOUNT
(Registrant)

By:	MINNESOTA LIFE INSURANCE COMPANY
(Depositor)

By	/s/ Christopher M. Hilger
Christopher M. Hilger
Chairman of the Board, President and Chief Executive Officer

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, Minnesota Life Insurance Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Saint Paul, and State of Minnesota, on the 27th day of April, 2022.

MINNESOTA LIFE INSURANCE COMPANY

BY	/s/ Christopher M. Hilger
Christopher M. Hilger
Chairman of the Board, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities with the Depositor and on the date indicated.

Signature	Title	Date
/s/ Christopher M. Hilger	Chairman of the Board	April 27, 2022
Christopher M. Hilger	President and Chief Executive Officer

*	Director
Robert L. Senkler

*	Director
Mary K. Brainerd

*	Director
Benjamin G. S. Fowke III

*	Director
Sara H. Gavin

*	Director
Eric B. Goodman

*	Director
Renee D. Montz

*	Director
Trudy A. Rautio

*	Director
Bruce P. Shay

*	Director
Katia O. Walsh

*	Director
Kevin F. Warren

*	Director
Warren J. Zaccaro

/s/ Warren J. Zaccaro	Executive Vice President and Chief Financial Officer (chief financial officer)	April 27, 2022
Warren J. Zaccaro

/s/ John A. Yaggy	Vice President and Controller	April 27, 2022
John A. Yaggy	(chief accounting officer)

/s/ Ted J. Nistler	Second Vice President, Treasurer and Controller (treasurer)	April 27, 2022
Ted J. Nistler

/s/ Renee D. Montz	Director, Attorney-in-Fact, Senior Vice President,	April 27, 2022
Renee D. Montz	General Counsel and Secretary

*	Pursuant to power of attorney dated December 14, 2021, a copy of which is filed herewith.

EXHIBIT INDEX

Exhibit Number	Description of Exhibit

(k)	Opinion and consent of Caleb B. Nicholson Esq.

(l)(i)	Consent of KPMG LLP.

(l)(ii)	Minnesota Life Insurance Company Power of Attorney To Sign Registration Statements